AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 29, 1999
                                                     REGISTRATION NOS. 333-45675
                                                                       811-08631

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    UNDER THE

                           SECURITIES ACT OF 1933                            |X|
                         PRE-EFFECTIVE AMENDMENT NO.                         [ ]
                       POST-EFFECTIVE AMENDMENT NO. 2                        |X|

                                     AND/OR
                             REGISTRATION STATEMENT
                                    UNDER THE

                       INVESTMENT COMPANY ACT OF 1940                        |X|
                               AMENDMENT NO. 4                               |X|

                        (CHECK APPROPRIATE BOX OR BOXES)

                                   ----------


                              PHOENIX-EUCLID FUNDS

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                   ----------

             900 THIRD AVENUE, 31ST FLOOR, NEW YORK, NEW YORK   10022
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)       (ZIP CODE)


                                 (212) 451-1100

              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                   ----------

                               PAMELA S. SINOFSKY

                 ASSISTANT VICE PRESIDENT AND ASSISTANT COUNSEL

                        PHOENIX INVESTMENT PARTNERS, LTD.
                               56 PROSPECT STREET
                        HARTFORD, CONNECTICUT 06115-0479
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------


It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[ ] on          pursuant to paragraph (b)
|X| 60 days after filing pursuant to paragraph (a)(i)
[ ] on          pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on          pursuant to paragraph (a)(ii) of Rule 485.
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                              PHOENIX-EUCLID FUNDS


                  Cross Reference Sheet Pursuant to Rule 495(a)
                       (Under The Securities Act of 1933)

                                     PART A
                       INFORMATION REQUIRED IN PROSPECTUS

ITEM NUMBER FORM N-1A, PART A                                           PROSPECTUS CAPTION
-----------------------------                                           ------------------


1.     Front and Back Cover Pages...............................        Cover Page, Back Cover Page
2.     Risk/Return Summary: Investments, Risks, Performance.....        Investment Risk and Return Summary
3.     Risk/Return Summary: Fee Table...........................        Fund Expenses
4.     Investment Objectives, Principal Investment Strategies,
       and Related Risks........................................        Investment Risk and Return Summary,
                                                                        Additional Investment Techniques
5.     Management's Discussion of Fund Performance..............        Performance Tables
6.     Management, Organization, and Capital Structure..........        Management of the Fund
7.     Shareholder Information..................................        Pricing of Fund Shares; Sales Charges; Your
                                                                        Account; How to Buy Shares; How to Sell Shares;
                                                                        Things You Should Know When Selling Shares;
                                                                        Account Policies; Investor Services; Tax Status of
                                                                        Distributions
8.     Distribution Arrangements................................        Sales Charges
9.     Financial Highlights Information.........................        Financial Highlights


                                     PART B

           INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

ITEM NUMBER FORM N-1A, PART B                                           STATEMENT OF ADDITIONAL INFORMATION CAPTION
-----------------------------                                           -------------------------------------------

10.    Cover Page and Table of Contents.........................        Cover Page, Table of Contents
11.    Fund History.............................................        The Fund
12.    Description of the Fund and Its Investment Risks.........        Investment Objectives and Policies; Investment
                                                                        Restrictions
13.    Management of the Fund...................................        Management of the Fund
14.    Control Persons and Principal Holders of Securities......        Management of the Fund
15.    Investment Advisory and Other Services...................        Services of the Adviser; The Distributor;
                                                                        Distribution Plans; Other Information
16.    Brokerage Allocation and Other Practices.................        Portfolio Transactions and Brokerage
17.    Capital Stock and Other Securities......................         Other Information
18.    Purchase, Redemption, and Pricing of Shares..............        Net Asset Value; How to Buy Shares; Investor
                                                                        Account Services; Redemption of Shares; Tax
                                                                        Sheltered Retirement Plans
19.    Taxation of the Fund.....................................        Dividends, Distributions and Taxes
20.    Underwriters.............................................        The Distributor
21.    Calculation of Performance Data..........................        Performance Information
22.    Financial Statements.....................................        Financial Statements

                                     PART C
                INFORMATION REQUIRED TO BE INCLUDED IN PART C IS
              SET FORTH UNDER THE APPROPRIATE ITEM, SO NUMBERED, IN
                     PART C OF THIS REGISTRATION STATEMENT.

                      TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      Phoenix-Euclid Market Neutral Fund


                       Investment Risk and Return Summary..................... 1

                       Fund Expenses.......................................... 4

                       Additional Investment Techniques....................... 5

                      Management of the Fund.................................. 7

                      Pricing of Fund Shares.................................. 9

                      Sales Charges...........................................10

                      Your Account............................................12

                      How to Buy Shares.......................................14

                      How to Sell Shares......................................14

                      Things You Should Know When Selling Shares..............15

                      Account Policies........................................16

                      Investor Services.......................................18

                      Tax Status of Distributions.............................18

                      Financial Highlights....................................19

                      Additional Information..................................22

[arrow] PHOENIX-
        EUCLID
        FUNDS

PHOENIX-EUCLID MARKET NEUTRAL FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

Phoenix-Euclid Market Neutral Fund has an investment objective to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES
[arrow] The goal of market neutral investing is to generate returns that are independent of the direction of the stock market. The fund attempts to maintain minimal exposure to general market risk by always having both long and substantial short positions in equity securities. The fund strives to have long positions in stocks that it believes will outperform the market and short positions in stocks that it believes will underperform the market. Under normal circumstances, the fund seeks to maintain a balance between investments that are expected to benefit from a general rise in stock prices and investments that are expected to benefit from a general stock market decline.

[arrow] The fund utilizes proprietary stock selection models that are designed to predict relative attractiveness of stocks. The models collect fundamental data such as earnings, dividends, cash flow, revenues, and book value. The fundamental data is then used to analyze characteristics such as growth prospects, valuation and momentum. Each stock is then given a score. The fund strives to profit by purchasing stocks that have relatively high scores and selling-short stocks that have relatively low scores.

[arrow] In selecting stocks for fund investment, the fund uses a blended strategy, investing in both growth and value stocks.

[arrow] In addition to purchasing or selling short individual securities, the fund may purchase or sell short any type of future or option related to such investment.

[arrow] The fund seeks a total return greater than the return on 3-month U.S.
        Treasury Bills.

[arrow] The fund's turnover rate is expected to be higher than that of other mutual funds.

The investment objective and policies of the fund may be changed without shareholder approval, except as explicitly set forth in this prospectus or in the Statement of Additional Information.


                                            Phoenix-Euclid Market Neutral Fund 1

PRINCIPAL RISKS

If you invest in this fund, you risk that you may lose your investment.

EQUITY SECURITIES

Although the fund seeks to minimize market risk, it can not be eliminated. Conditions affecting the overall economy or specific industries or companies in which the fund invests can be worse than expected. The fund's long positions may decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for losses. As a result, the value of your shares may decrease.

SHORT SALES

In order to establish a short position in a security, the fund must first borrow the security from a broker or other institution to complete the sale. The fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the fund replaces the security, the fund may experience losses. Potential for loss on short sales is limited only by the maximum attainable price of the security less the price at which the security was sold short.

FUTURES AND OPTIONS

Futures and options involve market risk in excess of their value. The use of futures or options may result in larger losses or smaller gains than otherwise would be the case. The prices of futures and options and the price movements of the securities that the future or option is intended to simulate may not correlate well.

Liquidity of futures and options markets can be adversely effected by market factors. If the fund cannot close out its futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Generally there are more speculators in futures and options markets than general securities markets which can result in price distortions.


2 Phoenix-Euclid Market Neutral Fund

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Euclid Market Neutral Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year.(1) The table shows how the fund's average annual returns over the life of the fund compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.


[GRAPHIC OMITTED]

    CALENDAR YEAR    ANNUAL RETURN(%)
       1998
       1999


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was ___% (quarter ending _________________) and the lowest return for a quarter was (___)% (quarter ending _________________).

-----------------------------------------------------------------------------------------------------------------
   Average Annual Total Returns
   (for the periods ending 12/31/99)(1)                One Year                     Life of the Fund(2)
-----------------------------------------------------------------------------------------------------------------
   Class A Shares                                        ___%                              ___%
-----------------------------------------------------------------------------------------------------------------
   Class B Shares                                        ___%                               --
-----------------------------------------------------------------------------------------------------------------
   Class C Shares                                        ___%                               --
-----------------------------------------------------------------------------------------------------------------
   Class I Shares                                        ___%                               --
-----------------------------------------------------------------------------------------------------------------
   3-month Treasury Bill(3)                              ___%                              ___%
-----------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares.


(2) Since inception May 1, 1998.


(3) The Benchmark is calculated based upon the performance of a 3-month U.S. Treasury Bill. Part of the return from a market neutral strategy is from interest on the proceeds from short sales which will approximate the 3-month Treasury Bill return. Unlike Treasury Bills, which have a fixed rate of return and are backed by the United States, market neutral investing in the market neutral funds involves risk of losing your capital.

                                           Phoenix-Euclid Market Neutral Fund 3

FUND EXPENSES
--------------------------------------------------------------------------------


This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                             SHARES        SHARES        SHARES       SHARES
                                                             ------        ------        ------       ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)

Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                5.50%         None          None         None
Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)    None(b)        5%(c)        1.25%(d)      None
Maximum Sales Charge (load) Imposed on Reinvested            None          None          None         None
Dividends
Redemption Fee                                               None          None          None         None
Exchange Fee                                                 None          None          None         None

                                                         --------------------------------------------------------
                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                             SHARES        SHARES        SHARES       SHARES
                                                             ------        ------        ------       ------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                              1.50%         1.50%         1.50%         1.50%
Distribution and Service (12b-1) Fees (e)                    0.30%         1.00%         1.00%         None
Other Expenses:
 Dividends on Short Sales                                    1.54%         1.54%         1.54%         1.54%
 Remainder of Other Expenses                                 0.54%         0.54%         0.54%         0.54%
                                                             -----         -----         -----         -----
  Total Other Expenses                                       2.08%         2.08%         2.08%         2.08%
TOTAL ANNUAL FUND OPERATING EXPENSES (a)                     3.88%         4.58%         4.58%         3.58%
                                                             ====          ====          ====          ====

----------

(a) The adviser has voluntarily undertaken to limit expenses (exclusive of taxes, interest, dividends on short sales, brokerage commissions, 12b-1 fees and extraordinary expenses) until [December 31, 2000] to 2.00% of the fund's average net assets. Total Annual Fund Operating Expenses, after expense reimbursement and excluding dividends on short sales, were 2.34 % for Class A Shares, 3.04% for Class B Shares, 3.04% for Class C Shares, and 2.04% for Class I Shares.

(b) A 1% CDSC is imposed on redemptions within 12 months of purchases of $1 million or more originally purchased without an initial sales charge as described under "Class A Shares - Reduced Sales Charges" in the Statement of Additional Information.

(c) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year.

(d) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(e) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your

4 Phoenix-Euclid Market Neutral Fund
investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------
   Class A                      $919                 $1,669                 $2,435                $4,429
-----------------------------------------------------------------------------------------------------------------
   Class B                      $859                 $1,683                 $2,414                $4,458
-----------------------------------------------------------------------------------------------------------------
   Class C                      $584                 $1,383                 $2,314                $4,677
-----------------------------------------------------------------------------------------------------------------
   Class I                      $361                 $1,097                 $1,855                $3,845
-----------------------------------------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


-----------------------------------------------------------------------------------------------------------------
   CLASS                       1 YEAR                3 YEARS               5 YEARS               10 YEARS
-----------------------------------------------------------------------------------------------------------------
   Class B                      $459                 $1,383                 $2,314                $4,458
-----------------------------------------------------------------------------------------------------------------
   Class C                      $459                 $1,383                 $2,314                $4,677
-----------------------------------------------------------------------------------------------------------------


Note: Your actual expenses may be lower than those shown in the tables above since the expense levels used to calculate the figures shown do not include the reimbursement of expenses over certain levels by the fund's manager. Refer to the section "Management of the Fund" for information about expense reimbursement.



ADDITIONAL INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------


In addition to the Principal Strategies and Risks, Phoenix-Euclid Market Neutral Fund may engage in the following investment techniques:

MONEY MARKET INSTRUMENTS

To meet margin requirements, redemptions or for investment purposes, the fund will hold money market instruments including full faith and credit obligations of the United States, high quality short-term notes and commercial paper.


                                           Phoenix-Euclid Market Neutral Fund 5

REPURCHASE AGREEMENTS

The funds may invest in repurchase agreements with commercial banks, brokers and dealers considered by the adviser to be creditworthy. Default or insolvency of the other party presents a risk to the fund.

FOREIGN INVESTING

The fund may invest in equity securities of foreign issuers if they are principally traded in U.S. markets and up to 5% of assets may be invested in securities of issuers that are principally traded outside the United States. Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries as well as less public information about foreign investments may negatively impact the fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate.

ILLIQUID SECURITIES

The fund may invest up to 15% of its net assets in illiquid securities. The inability of the fund to dispose of such securities in a timely manner and at a fair price at a time when it might be necessary or advantageous to do so may harm the fund.

SECURITIES LENDING

The fund may lend securities to broker/dealers and institutions in order to increase investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the fund can suffer losses.

BORROWING

The fund may make temporary borrowings from banks to cover redemptions. If the fund's performance fails to cover interest and other costs of borrowing, the value of fund shares could decrease at a rate faster than if the fund had not borrowed at all.

Please refer to the Statement of Additional Information for more detailed information about these and other investment techniques of the fund.


6 Phoenix-Euclid Market Neutral Fund

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


THE ADVISER


Euclid Advisors LLC ("Euclid") is the investment adviser to the fund and is located at 900 Third Avenue, New York, NY 10022. Euclid may also act as the investment adviser for other accounts. As of December 31, 1999, Euclid had $___ million in assets under management.

Euclid is a wholly-owned subsidiary of Zweig/Glaser Advisers, LLC which is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a Delaware corporation, located at 56 Prospect Street, Hartford, Connecticut 06115. PXP is a publicly traded independent registered investment advisory firm, and has served investors for over 70 years. As of December 31, 1999, PXP had over $___ billion in assets under management.


Subject to the direction of the fund's Board of Trustees, Euclid is responsible for managing the funds' investment program, the general operations and day-to-day management of the fund. Euclid manages the fund's assets to conform with the investment policies as described in this prospectus.

The fund pays Euclid a monthly investment management fee that is accrued daily against the value of the fund's net assets at the annual rate of 1.50%.


The adviser has voluntarily agreed to assume operating expenses of the Market Neutral Fund (excluding interest, taxes, brokerage commissions, 12b-1 fees, and extraordinary expenses) until [December 31, 2000] to the extent that such expenses exceed 0.35% of the average annual net assets of that fund.

During the fund's last fiscal year, the fund paid total management fees of $1,990,121. The ratio of management fees to average net assets for the fiscal year ended October 31, 1999 was 1.50%.


PORTFOLIO MANAGEMENT


Sung Chung is the fund's portfolio manager. He serves as Vice President of the Trust and also of Phoenix-Zweig Trust. Until he assumed the role of portfolio manager of the fund on January 1, 2000, Mr. Chung, since joining Euclid in June 1999, was responsible for research on the stock selection models used in managing the fund. Previously, Mr. Chung served as a Vice President for Mitchell Hutchins Asset Management where he was responsible for managing indexed, enhanced-indexed, and market neutral products, as well as conducting quantitative research. Mr. Chung received his B.A. in Political Science from the University of Pennsylvania and an MBA in Finance from New York University (Stern School of Business).

PRIOR INVESTMENT PERFORMANCE OF EUCLID

Euclid Advisors LLC has also served as the manager of other accounts. The performance information shown below is based on a composite of all accounts with investment objectives, policies and strategies that were substantially similar to those of the Fund managed by Euclid


                                           Phoenix-Euclid Market Neutral Fund 7

Advisors LLC or by Euclid Advisors, Inc., the Adviser's predecessor, and Zweig/Katzen Investors, L.P. (collectively, the "Accounts"). David Katzen was the portfolio manager for each of the Accounts since inception. The performance information shown in the tables below has been adjusted to reflect expenses (without giving effect to any expense waivers or reimbursements) of the different classes of shares during the Fund's last fiscal year. The information below should not be considered a prediction of future performance of the Fund. The Accounts were not registered under the 1940 Act and therefore were not subject to the diversification and other requirements of the 1940 Act and the Internal Revenue Code. If the Accounts had been subject to these requirements, their performance might have been adversely affected. The performance of the Accounts was computed using a method based on the standards developed by the Association of Investment Management & Research ("AIMR"), which differs from the performance standards required by the Securities and Exchange Commission for mutual funds. Mutual funds compute net asset values every day, while the AIMR method does not. Therefore, while mutual funds account for cash flows on a daily basis, they are accounted for on a monthly basis under the AIMR method. As a result, the performance of the Fund may be higher or lower than the performance of the Accounts.

An investment in 3-month U.S. Treasury Bills is different from an investment in the Fund or in the Accounts because Treasury Bills are backed by the full faith and credit of the United States, have a fixed rate of return and a short duration, and investors in Treasury Bills do not risk losing capital. It has been standard for market neutral managers of private accounts, including Euclid, to use the 3-month Treasury Bill as a benchmark. Traditional benchmarks for stock funds are not appropriate because market neutral returns are not tied to the direction of the stock market. Moreover, part of the return from a market neutral strategy is from interest on the proceeds from short sales, which will approximate the 3-month Treasury Bill return. Unlike Treasury Bills, however, please keep in mind that market neutral investing involves risk -- stock prices are more volatile and there is a risk of losing your capital.

PERFORMANCE OF ACCOUNTS (ADJUSTED FOR                                                                    FROM
THE FEES AND EXPENSES OF THE DIFFERENT                                                                INCEPTION ON
CLASSES OF SHARES OF THE FUND) FOR                                                                   JANUARY 1, 1990
PERIODS ENDED DECEMBER 31, 1999:                        ONE YEAR   THREE YEARS   FIVE YEARS          TO DEC. 31, 1999
---------------------------------------------------------------------------------------------------------------------
Class A with maximum sales charge
Class A with no sales charge
Class B with CDSC
Class B with no CDSC
Class C with CDSC
Class C with no CDSC
Class I

Performance of 3-month U.S. Treasury Bills*

*Source: Morningstar, Inc.

The above table is not the performance of the Fund. Giving effect to the expense limitation described above, the average annual total return of the Accounts for the one-year, three-year,


8 Phoenix-Euclid Market Neutral Fund
five-year periods and since inception would have been approximately __% higher for all classes of shares.


IMPACT OF THE YEAR 2000 ISSUE ON FUND OPERATIONS


The Trustees have directed management to ensure that the systems used by service providers (Euclid and its affiliates) in support of the funds' operations be assessed and brought into Year 2000 compliance. Based upon its assessments, Euclid determined that they would be required to modify or replace portions of their software so that their computer systems would properly utilize dates beyond December 31, 1999. As of October 31, 1999, Euclid completed upgrades and testing for Year 2000 compliance on its mission-critical systems. Euclid has also identified critical business functions and developed contingency plans. Euclid believes that the modifications and conversions to new software and contingency planning will mitigate the Year 2000 issue. However, if the problem is not fully addressed, the fund may be negatively impacted.

The total cost to become Year 2000 compliant is not an expense of the fund and is not expected to have a material impact on the operating results of Euclid.




PRICING OF FUND SHARES
--------------------------------------------------------------------------------


HOW IS THE SHARE PRICE DETERMINED?


The fund calculates a share price for each class of its shares. The share price is based on the net assets of the fund and the number of outstanding shares. In general, the fund calculates net asset value by:


        [bullet] adding the values of all securities and other assets of the fund,

        [bullet] subtracting liabilities, and

        [bullet] dividing by the total number of outstanding shares of the fund.

Asset Value: The fund's investments are valued at market value. If market quotations are not available, the fund determines a "fair value" for an investment according to rules and procedures approved by the Trustees. Foreign and domestic debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service approved by the Trustees when such prices are believed to reflect the fair value of such securities. Foreign and domestic equity securities are valued at the last sale price or, if there has been no sale that day, at the last bid price, generally. Short-term investments having a remaining maturity of sixty days or less are valued at amortized cost, which the Trustees have determined approximates market value.

                                           Phoenix-Euclid Market Neutral Fund 9

Liabilities: Class specific expenses, distribution fees, service fees and other liabilities are deducted from the assets of each class. Expenses and liabilities that are not class specific (such as management fees) are allocated to each class in proportion to each class' net assets, except where an alternative allocation can be more fairly made.

Net Asset Value: The liability allocated to a class plus any other expenses are deducted from the proportionate interest of such class in the assets of the fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class' net asset value per share.


The net asset value per share of each class of the fund is determined on days when the New York Stock Exchange (the "NYSE") is open for trading as of the close of trading (normally 4:00 PM eastern time). The fund will not calculate its net asset values per share on days when the NYSE is closed for trading. Trading of securities held by the fund in foreign markets may negatively or positively impact the value of such securities on days when the fund neither trades securities nor calculates its net asset values (i.e., weekends and certain holidays).

AT WHAT PRICE ARE SHARES PURCHASED?

All investments received by the fund's authorized agents prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time) will be executed based on that day's net asset value. Shares credited to your account from the reinvestment of fund distributions will be in full and fractional shares that are purchased at the closing net asset value on the next business day on which the fund's net asset value is calculated following the dividend record date.



SALES CHARGES
--------------------------------------------------------------------------------


WHAT ARE THE CLASSES AND HOW DO THEY DIFFER?

The fund presently offers four classes of shares that have different sales and distribution charges (see "Fund Expenses" previously in this prospectus). The fund has adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940 that authorize the fund to pay distribution and service fees for the sale of its shares and for services provided to shareholders.

WHAT ARRANGEMENT IS BEST FOR YOU?

The different classes permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class may be more or less than the initial sales charge and accumulated

10 Phoenix-Euclid Market Neutral Fund
distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


CLASS A SHARES. If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.50% of the offering price (5.82% of the amount invested). The sales charge may be reduced or waived under certain conditions. Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a 1% CDSC is imposed on redemptions within the first 12 months on purchases of $1 million or more if originally purchased without an initial sales charge. Class A Shares have lower distribution and service fees (0.30%) and pay higher dividends than any other class.

CLASS B SHARES. If you purchase Class B Shares, you will not pay a sales charge at the time of purchase. If you sell your Class B Shares within the first six years after they are purchased, you will pay a sales charge of up to 5% of your shares' value. See "Deferred Sales Charge Alternative--Class B and C Shares" below. This charge declines to 0% over a period of six years and may be waived under certain conditions. Class B shares have higher distribution and service fees (1.00%) and pay lower dividends than Class A Shares. Class B Shares automatically convert to Class A Shares seven years after purchase. Purchase of Class B Shares may be inappropriate for any investor who may qualify for reduced sales charges of Class A Shares and anyone who is over 85 years of age. The underwriter may decline purchases in such situations.


CLASS C SHARES. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a sales charge of 1.25%. See "Deferred Sales Charge Alternative--Class B and C Shares" below. Class C Shares have the same distribution and service fees (1.00%) and pay comparable dividends as Class B Shares. Class C Shares do not convert to any other class of shares of the fund.


CLASS I SHARES. Class I Shares are only available to persons subject to the adviser's Code of Ethics relating to securities transactions, to tax-exempt retirement plans specifically affiliated with the adviser, as well as certain institutional investors. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and services fees applicable to Class I Shares. Class I Shares are not available in all states. Please refer to "Alternative Purchase Arrangements" in the Statement of Additional Information to see if you qualify.

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

The public offering price of Class A Shares is the net asset value plus a sales charge that varies depending on the size of your purchase (see "Class A Shares--Reduced Sales Charges: Combination Purchase Privilege" in the Statement of Additional Information). Shares purchased based on the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the fund's underwriter (Phoenix Equity Planning Corporation or "PEPCO").


                                          Phoenix-Euclid Market Neutral Fund 11

SALES CHARGE YOU MAY PAY TO PURCHASE CLASS A SHARES

                                                                         SALES CHARGE AS
                                                                         A PERCENTAGE OF
                                                       ----------------------------------------------------
AMOUNT OF                                                                                          NET
TRANSACTION                                                   OFFERING                           AMOUNT
AT OFFERING PRICE                                              PRICE                            INVESTED
-----------------------------------------------------------------------------------------------------------
Under $50,000                                                  5.50%                             5.82%
$50,000 but under $100,000                                     4.75                              4.99
$100,000 but under $250,000                                    3.75                              3.90
$250,000 but under $500,000                                    2.75                              2.83
$500,000 but under $1,000,000                                  1.75                              1.78
$1,000,000 or more                                             None                              None

DEFERRED SALES CHARGE ALTERNATIVE--CLASS B AND C SHARES

Class B and C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining contingent deferred sales charge ("CDSC") at the rates listed below. The sales charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value or on shares purchased through the reinvestment of income dividends or capital gains distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the amount of shares owned and time period held, all Class B Shares purchased in any month are considered purchased on the last day of the preceding month, and all Class C Shares are considered purchased on the trade date.


DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS B SHARES


 YEAR                1              2              3              4               5              6            7
----------------------------------------------------------------------------------------------------------------
CDSC                 5%             4%             3%             3%              2%             1%           0%


DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS C SHARES


  YEAR               1                 2+
--------------------------------------------------------------------------------
CDSC                 1.25%             0%




YOUR ACCOUNT
--------------------------------------------------------------------------------


OPENING AN ACCOUNT

Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below.

12 Phoenix-Euclid Market Neutral Fund

STEP 1.

Your first choice will be the initial amount you intend to invest.

Minimum INITIAL investments:

     [bullet] $25 for individual retirement accounts, or accounts that use the systematic exchange privilege, or accounts that use the Investo-Matic program (see below for more information on the Investo-Matic program).

     [bullet] There is no initial dollar requirement for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

     [bullet] $500 for all other accounts.

Minimum ADDITIONAL investments:

     [bullet] $25 for any account.

     [bullet] There is no minimum for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into an existing account.

STEP 2.

Your second choice will be what class of shares to buy. The fund offers Class A, Class B and Class C Shares for individual investors, as well as Class I Shares to qualified investors. Each has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.

STEP 3.

Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

     [bullet] Receive both dividends and capital gain distributions in additional shares;

     [bullet] Receive dividends in additional shares and capital gains in distributions in cash;

     [bullet] Receive dividends in cash and capital gain distributions in additional shares; or

     [bullet] Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.

                                          Phoenix-Euclid Market Neutral Fund 13


HOW TO BUY SHARES
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                     TO OPEN AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------
 Through a financial advisor         Contact your advisor. Some advisors may charge a fee.
-----------------------------------------------------------------------------------------------------------------
                                     Complete a New Account Application and send it with a check payable to the
 Through the mail                    fund. Mail them to: State Street Bank, P.O. Box 8301, Boston, MA
                                     02266-8301.
-----------------------------------------------------------------------------------------------------------------
                                     Complete a New Account Application and send it with a check payable to the
 Through express delivery            fund. Send them to: Boston Financial Data Services, Attn: Phoenix Funds,
                                     66 Brooks Drive, Braintree, MA 02184.
-----------------------------------------------------------------------------------------------------------------
 By Federal Funds wire               Call us at (800)243-1574 (press 1, then 0).
 ----------------------------------------------------------------------------------------------------------------
                                     Complete the appropriate section on the application and send it with your
 By Investo-Matic                    initial investment payable to the fund. Mail them to: State Street Bank,
                                     P.O. Box 8301, Boston, MA 02266-8301.
-----------------------------------------------------------------------------------------------------------------
 By telephone exchange               Call us at (800)243-1574 (press 1, then 0).
-----------------------------------------------------------------------------------------------------------------



HOW TO SELL SHARES
--------------------------------------------------------------------------------


You have the right to have the fund buy back shares at the net asset value next determined after receipt of a redemption order by the fund's Transfer Agent or an authorized agent. In the case of a Class B or Class C Share redemption, you will be subject to the applicable deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The fund does not charge any redemption fees. Payment for shares redeemed is made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

14 Phoenix-Euclid Market Neutral Fund

---------------------------------------------------------------------------------------------------------------
                                     TO SELL SHARES
---------------------------------------------------------------------------------------------------------------
Through a financial advisor          Contact your advisor. Some advisors may charge a fee.
---------------------------------------------------------------------------------------------------------------
                                     Send a letter of instruction and any share certificates (if you hold certificate shares) to: State Street Bank, P.O. Box 8301, Boston, MA
Through the mail                     02266-8301. Be sure to include the registered owner's name, fund and account number, number of shares or dollar value you wish to sell.
---------------------------------------------------------------------------------------------------------------
                                     Send a letter of instruction and any share certificates (if you hold certificate shares) to: Boston Financial Data Services, Attn: Phoenix
Through express delivery             Funds, 66 Brooks Drive, Braintree, MA 02184. Be sure to include the registered owner's name, fund and account number.
---------------------------------------------------------------------------------------------------------------
By telephone                         For sales up to $50,000, requests can be made by calling (800)243-1574.
---------------------------------------------------------------------------------------------------------------
By telephone exchange                Call us at (800)243-1574 (press 1, then 0).
---------------------------------------------------------------------------------------------------------------



THINGS YOU SHOULD KNOW WHEN SELLING SHARES
--------------------------------------------------------------------------------


You may realize a taxable gain or loss (for federal income tax purposes) if you redeem shares of the fund. The fund reserves the right to pay large redemptions "in-kind" (in securities owned by the fund rather than in cash). Large redemptions are those over $250,000 or 1% of the fund's net assets. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer "street" accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor. Redemption requests will not be honored until all required documents in proper form have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the fund's Transfer Agent at (800) 243-1574.

REDEMPTIONS BY MAIL

[arrow] If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act.

        Send a clear letter of instruction if all of these apply:

        [bullet] The proceeds do not exceed $50,000.

        [bullet] The proceeds are payable to the registered owner at the address on record.

                                          Phoenix-Euclid Market Neutral Fund 15

        Send a clear letter of instruction with a signature guarantee when any of these apply:

        [bullet] You are selling more than $50,000 worth of shares.

        [bullet] The name or address on the account has changed within the last 60 days.

        [bullet] You want the proceeds to go to a different name or address than on the account.

[arrow] If you are selling shares held in a corporate or fiduciary account, please contact the fund's Transfer Agent at (800) 243-1574.


If required, the signature guarantee on your request must be made by an eligible guarantor institution as defined by the fund's Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.


SELLING SHARES BY TELEPHONE

The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days notice to shareholders.

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended.



ACCOUNT POLICIES
--------------------------------------------------------------------------------


ACCOUNT REINSTATEMENT PRIVILEGE

For 180 days after you sell your Class A, Class B, or C Shares, you can purchase Class A Shares of any fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. You can call us at (800) 243-1574 for more information.

Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes. Class B shareholders who have had the contingent deferred sales charge waived because they are in the Systematic Withdrawal Program are not eligible for this reinstatement privilege.

16 Phoenix-Euclid Market Neutral Fund

REDEMPTION OF SMALL ACCOUNTS

Due to the high cost of maintaining small accounts, if your account balance is less than $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at net asset value, and a check will be mailed to the address of record.

EXCHANGE PRIVILEGES

You should read the prospectus carefully before deciding to make an exchange. You can obtain a prospectus from your financial advisor or by calling us at
(800) 243-1574 or accessing our Web site at www.phoenixinvestments.com.


        [bullet] You may exchange shares of the fund for shares of the same class of any other of the funds of Phoenix-Zweig Trust; e.g., Class A for Class A.


        [bullet] Exchanges may be made by phone (800) 243-1574 or by mail (State
                 Street Bank, P.O. Box 8301, Boston, MA 02266-8301).

        [bullet] The amount of the exchange must be equal to or greater than the minimum initial investment required.

        [bullet] The exchange of shares is treated as a sale and a purchase for federal income tax purposes.

        [bullet] Because excessive trading can hurt fund performance and harm other shareholders, the fund reserves the right to temporarily or permanently end exchange privileges or reject an order from anyone who appears to be attempting to time the market, including investors who request more than one exchange in any 30-day period. The fund's underwriter has entered into agreements with certain market timing firms permitting them to exchange by telephone. These privileges are limited, and the fund distributor has the right to reject or suspend them.

No exchanges may currently be made between Phoenix-Euclid Market Neutral Fund and other Phoenix Funds.

RETIREMENT PLANS

Shares of the fund may be used as investments under the following qualified prototype retirement plans: traditional IRA, rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase pension plans, and 403(b) plans. For more information, call (800) 243-4361.

                                          Phoenix-Euclid Market Neutral Fund 17

INVESTOR SERVICES
--------------------------------------------------------------------------------


INVESTO-MATIC is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. Just complete the Automatic Investment Plan section on the application and include a voided check.


SYSTEMATIC EXCHANGE allows you to automatically move money from the fund to one of the funds of Phoenix-Zweig Trust on a monthly, quarterly, semiannual or annual basis. Shares of the fund will be exchanged for shares of the same class of another fund at the interval you select. To sign up, just complete the Systematic Exchange Section on the application. No exchange privilege is currently available between Phoenix-Euclid Market Neutral Fund and other Phoenix Funds.

TELEPHONE EXCHANGE lets you exchange shares of one fund for the same class of shares of one of the funds of Phoenix-Zweig Trust, using our customer service telephone service. See the Telephone Exchange Section on the application.

SYSTEMATIC WITHDRAWAL PROGRAM allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares will be redeemed on the 15th of the month at the closing net asset value so that the payment is made about the 20th of the month. The program also provides for redemptions on or about the 10th, 15th, or 25th with proceeds directed through Automated Clearing House (ACH) to your bank. The minimum withdrawal is $25, and minimum account balance requirements continue. Shareholders in the program must own fund shares worth at least $5,000 and elect to have all dividends reinvested.




TAX STATUS OF DISTRIBUTIONS
--------------------------------------------------------------------------------



The fund plans to make distributions from net investment income annually and to distribute net realized capital gains, if any, at least annually. Distributions of short-term capital gains and net investment income are taxable to shareholders as ordinary income. Long-term capital gains, if any, distributed to shareholders and which are designated by the fund as capital gains distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares.


Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.

18 Phoenix-Euclid Market Neutral Fund

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


These tables are intended to help you understand the fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. Their report, together with the fund's financial statements, are included in the fund's most recent Annual Report, which is available upon request.


                                                                                     CLASS A
                                                                    -------------------------------------------
                                                                       YEAR ENDED              FROM INCEPTION
                                                                    OCTOBER 31, 1999         5/1/98 TO 10/31/98
                                                                    ----------------         ------------------

Net asset value, beginning of year                                        $10.84                   $11.34
                                                                          ------                   ------
Net investment income                                                       0.26                     0.09
Net realized and unrealized gain (losses)                                  (0.29)                   (0.59)
                                                                          ------                   ------
   Total from investment operations                                        (0.03)                   (0.50)
Dividends from net investment income                                       (0.13)                      --
                                                                          ------                   ------
Decrease in net asset value                                                (0.16)                   (0.50)
                                                                          ------                   ------
Net asset value, end of year                                              $10.68                   $10.84
                                                                          ======                   ======
Total return***                                                            (0.40)%                  (4.41)%**
RATIOS TO AVERAGE NET ASSETS
Expenses (excluding dividends on short sales)
   after expense reimbursement                                              2.34%                    2.30%*
Expenses (including dividends on short sales)
   after expense reimbursement                                              3.88%                    3.65%*
Expenses (including dividends on short sales
   before expense reimbursement                                             3.88%                    3.69%*
Net investment income before
   expense reimbursement                                                    1.94%                    2.29%*
Net investment income after
   expense reimbursement                                                    1.94%                    2.33%*
Portfolio turnover rate                                                      453%                     216%
Net assets, end of year (in thousands)                                   $20,648                  $39,331

----------------
During 1998, the Manager voluntarily reimbursed each Class $.003 per share (0.04% ratio of expenses to average net assets).
*   Annualized
**  Not annualized
*** Total return does not consider the effect of any initial or contingent deferred sales charge.


                                           Phoenix-Euclid Market Neutral Fund 19

--------------------------------------------------------------------------------



                                                                                      CLASS B
                                                                    -------------------------------------------
                                                                       YEAR ENDED              FROM INCEPTION
                                                                    OCTOBER 31, 1999         5/1/98 TO 10/31/98
                                                                    ----------------         ------------------

Net asset value, beginning of year                                        $10.81                   $11.34
                                                                          ------                   ------
Net investment income                                                       0.15                     0.06
Net realized and unrealized gain (losses)                                  (0.26)                   (0.59)
                                                                          ------                   ------
   Total from investment operations                                        (0.11)                   (0.53)
Dividends from net investment income                                       (0.08)                      --
                                                                          ------                   ------
Decrease in net asset value                                                (0.19)                   (0.53)
                                                                          ------                   ------
Net asset value, end of year                                              $10.62                   $10.81
                                                                          ======                   ======
Total return***                                                            (1.02)%                  (4.67)%**
RATIOS TO AVERAGE NET ASSETS
Expenses (excluding dividends on short sales)
   after expense reimbursement                                              3.04%                    3.00%*
Expenses (including dividends on short sales)
   after expense reimbursement                                              4.58%                    4.35%*
Expenses (including dividends on short sales)
   before expense reimbursement                                             4.58%                    4.39%*
Net investment income before
   expense reimbursement                                                    1.24%                    1.59%*
Net investment income after
   expense reimbursement                                                    1.24%                    1.63%*
Portfolio turnover rate                                                      453%                     216%
Net assets, end of year (in thousands)                                   $34,290                  $47,794


                                                                                      CLASS C
                                                                    -------------------------------------------
                                                                       YEAR ENDED              FROM INCEPTION
                                                                    OCTOBER 31, 1999         5/1/98 TO 10/31/98
                                                                    ----------------         ------------------

Net asset value, beginning of year                                        $10.80                   $11.34
                                                                          ------                   ------
Net investment income                                                       0.19                     0.06
Net realized and unrealized gain (losses)                                  (0.31)                   (0.60)
                                                                          ------                   ------
   Total from investment operations                                        (0.12)                   (0.54)
Dividends from net investment income                                       (0.09)                      --
                                                                          ------                   ------
Decrease in net asset value                                                (0.21)                   (0.54)
                                                                          ------                   ------
Net asset value, end of year                                              $10.59                   $10.80
                                                                          ======                   ======
Total return***                                                            (1.12)%                  (4.76)%**
RATIOS TO AVERAGE NET ASSETS
Expenses (excluding dividends on short sales)
   after expense reimbursement                                              3.04%                    3.00%*
Expenses (including dividends on short sales)
   after expense reimbursement                                              4.58%                    4.35%*
Expenses (including dividends on short sales)
   before expense reimbursement                                             4.58%                    4.39%*
Net investment income before
   expense reimbursement                                                    1.24%                    1.59%*
Net investment income after
   expense reimbursement                                                    1.24%                    1.63%*
Portfolio turnover rate                                                      453%                     216%
Net assets, end of year (in thousands)                                   $25,364                  $56,874

----------------
During 1998, the Manager voluntarily reimbursed each Class $.003 per share (0.04% ratio of expenses to average net assets).
*   Annualized
**  Not annualized
*** Total return does not consider the effect of any initial or contingent deferred sales charge.


20 Phoenix-Euclid Market Neutral Fund

--------------------------------------------------------------------------------



                                                                                      CLASS I
                                                                    -------------------------------------------
                                                                       YEAR ENDED              FROM INCEPTION
                                                                    OCTOBER 31, 1999         5/1/98 TO 10/31/98
                                                                    ----------------         ------------------

Net asset value, beginning of year                                        $10.85                   $11.34
                                                                          ------                   ------
Net investment income                                                       0.28                     0.14
Net realized and unrealized gain (losses)                                  (0.28)                   (0.63)
                                                                          ------                   ------
   Total from investment operations                                           --                    (0.49)
Dividends from net investment income                                       (0.23)                      --
                                                                          ------                   ------
Decrease in net asset value                                                (0.23)                   (0.49)
                                                                          ------                   ------
Net asset value, end of year                                              $10.62                   $10.85
                                                                          ======                   ======
Total return***                                                            (0.01)%                  (4.32)%**
RATIOS TO AVERAGE NET ASSETS
Expenses (excluding dividends on short sales)
   after expense reimbursement                                              2.04%                    2.00%*
Expenses (including dividends on short sales)
   after expense reimbursement                                              3.58%                    3.35%*
Expenses (including dividends on short sales)
   before expense reimbursement                                             3.58%                    3.39%*
Net investment income before
   expense reimbursement                                                    2.24%                    2.59%*
Net investment income after
   expense reimbursement                                                    2.24%                    2.63%*
Portfolio turnover rate                                                      453%                     216%
Net assets, end of year (in thousands)                                   $19,549                  $20,846

----------------
During 1998, the Manager voluntarily reimbursed each Class $.003 per share (0.04% ratio of expenses to average net assets).
*   Annualized
**  Not annualized
*** Total return does not consider the effect of any initial or contingent deferred sales charge.


                                           Phoenix-Euclid Market Neutral Fund 21

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION


The fund has filed a Statement of Additional Information about the fund, dated February 28, 2000, with the Securities and Exchange Commission. The Statement contains more detailed information about the fund. It is incorporated into this prospectus by reference and is legally part of the prospectus. You may obtain a free copy of the Statement:


[arrow] by writing to Phoenix Equity Planning Corporation, 100 Bright Meadow
        Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200 or

[arrow] by calling (800) 243-4361.

You may also obtain information about the fund from the Securities and Exchange
Commission:

[arrow] through its internet site (http://www.sec.gov),

[arrow] by visiting its Public Reference Room in Washington, DC or

[arrow] by writing to its Public Reference Section, Washington, DC 20549-6009 (a fee may be charged).

Information about the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.


SHAREHOLDER REPORTS


The fund semiannually mails to its shareholders detailed reports containing information about the fund's investments. The fund's Annual Report contains a detailed discussion of the market conditions and investment strategies that significantly affected the fund's performance from November 1 through October
31. You may request a free copy of the fund's Annual and Semiannual Reports:


[arrow] by writing to Phoenix Equity Planning Corporation, 100 Bright Meadow
        Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200 or

[arrow] by calling (800) 243-4361.

                        CUSTOMER SERVICE: (800) 243-1574
                            MARKETING: (800) 243-4361
                        TELEPHONE ORDERS: (800) 367-5877
                 TELECOMMUNICATION DEVICE (TTY): (800) 243-1926


SEC File Nos. 333-45675 and 811-08631                  [recycle logo] Printed on recycled paper using soybean ink


22 Phoenix-Euclid Market Neutral Fund

                           EUCLID MARKET NEUTRAL FUND

                                   A SERIES OF
                              PHOENIX-EUCLID FUNDS

                                900 Third Avenue
                          New York, New York 10022-4728

                       Statement of Additional Information

                                February 28, 2000

   This Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the current Prospectus of Phoenix-Euclid Funds, dated February 28, 2000, and should be read in conjunction with it. The Fund's Prospectus may be obtained by calling (800) 243-1574 or by writing to Phoenix Equity Planning Corporation at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, CT 06083-2200.


                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----

The Fund................................................................    1
Investment Objectives and Policies......................................    1
Investment Restrictions.................................................    1
Investment Techniques...................................................    2
Performance Information ................................................    5
Portfolio Turnover......................................................    7
Portfolio Transactions and Brokerage....................................    7
Services of the Adviser.................................................    8
Net Asset Value.........................................................    9
How to Buy Shares.......................................................    9
Alternative Purchase Arrangements.......................................    9
Investor Account Services...............................................   12
How to Redeem Shares....................................................   14
Dividends, Distributions and Taxes......................................   15
Tax Sheltered Retirement Plans..........................................   16
The Distributor.........................................................   16
Distribution Plans......................................................   18
Management of the Fund .................................................   20
Additional Information..................................................   23





                        Customer Service: (800) 243-1574
                            Marketing: (800) 243-4361
                        Telephone Orders: (800) 367-5877
                 Telecommunications Device (TTY): (800) 243-1926




PXP 1206 (2/00)

                                    THE FUND


   Phoenix-Euclid Funds (the "Fund") is an open-end diversified management investment company which was organized under Delaware law in 1998 as a business trust. The following discussion supplements the description of the Fund's investment policies and investment techniques in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES


   The Fund's investment objective and policies and permitted investments are described in the Prospectus under the headings "Investment Risk and Return Summary" and "Additional Investment Techniques." Set forth below is additional information with respect to the investment policies and a description of certain financial instruments and techniques utilized by the Fund. Except as explicitly set forth in this Statement of Additional Information, the investment objective and policies of the Fund may be changed without shareholder approval.


                             INVESTMENT RESTRICTIONS


   The first eight investment restrictions set forth below are fundamental policies of the Fund. These restrictions cannot be changed without a vote of a majority of the outstanding voting securities of the Fund. However, these policies may be modified by the Trustees without shareholder approval to the extent necessary to facilitate the implementation of a master-feeder structure for the Fund (i.e., a structure under which the Fund acts as a feeder and invests all of its assets in a single pooled master fund with substantially the same investment objectives and policies).

FUNDAMENTAL RESTRICTIONS
   The following investment restrictions constitute fundamental policies of the Fund which may be changed only upon approval by the holders of a majority of the outstanding shares of the Fund, except as stated above with respect to a master-feeder structure. The Fund cannot:

   1. Purchase the securities of issuers conducting their principal business activities in the same industry if immediately after such purchase the value of the Fund's investments in such industry would be 25% or more of the value of its total assets (there is no such limitation with respect to obligations of the U.S. Government, its agencies or instrumentality's or with respect to investments in other investment companies complying with such policy).

   2. With respect to 75% of the Fund's assets, purchase the securities of any one issuer if immediately after such purchase (I) more than 5% of the value of the Fund's total assets would be invested in such issuer or (ii) the Fund would own more than 10% of the outstanding voting securities of such issuer. (Such limitations do not apply to securities issued by the U.S. Government, its agencies or instrumentality's or with respect to investments in other investment companies complying with such policy).


   3. Invest in real estate, provided that this limitation shall not prohibit the purchase of securities issued by companies that invest in real estate or interests therein, including real estate investment trusts.

   4. Make loans, except that this restriction shall not prohibit the purchase and holding of a portion of an issue of publicly distributed debt securities, the lending of portfolio securities (if the aggregate value of the loaned securities does not at any time exceed one-third of the total assets of the
Fund), or the entry into repurchase agreements.

   5. Issue "senior securities," except as permitted under the Investment Company Act of 1940.

   6. Act as an underwriter, except that the Fund technically may be deemed to be an underwriter in a registration under the Securities Act of 1933 to resell restricted securities.

   7. Invest in physical commodities or commodity contracts: provided that this limitation shall not prevent the Fund from purchasing and selling futures contracts and options.

   8. Borrow money in excess of 20% of its total assets taken at cost or at market value, whichever is lower, and then only from banks as a temporary measure for extraordinary or emergency purposes. If such borrowings exceed 5% of the Fund's total assets, the Fund will make no further investments until such borrowing is repaid. (Short sales and related borrowings of securities are not subject to these restrictions.)


NON-FUNDAMENTAL RESTRICTIONS

   The following investment restrictions do not constitute fundamental policies and may be changed without shareholder approval. The Fund cannot:


   1. Maintain a short position, or sell securities short if, when added together, more than 100% of the value of the Fund's net assets would be (I) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not considered in applying this limitation.

   2. Pledge its assets in an amount greater than 10% of the value of its total assets, and then only to secure borrowings permitted by Restriction 8 (collateral or deposit arrangements with respect to short sales, swaps and other derivatives, or the deposit of initial or maintenance margin in connection with futures contracts, will not be deemed to be a pledge of the Fund's assets).

   3. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions and initial and variation margin payments in connection with transactions in futures and options contracts. (Short sales may be made in a margin account).

   4. Purchase securities which are not readily marketable, such as securities subject to legal or contractual restrictions on resale or securities which are otherwise illiquid including repurchase agreements having more than seven days remaining to maturity, if, as a result, more than 15% of the Fund's net assets would consist of such securities.


   5. Purchase securities of any other investment company, except (I) by purchase in the open market involving only customary brokers' commissions, (ii) in connection with a merger, consolidation, reorganization or acquisition of assets, or (iii) as otherwise permitted by applicable law.


   6. Participate on a joint or a joint and several basis in any trading account in securities. (The bunching of orders for the sale or purchase of portfolio securities of two or more accounts managed by the Manager or its affiliates shall not be considered participation in a joint securities trading account).

   Limitations apply at the time an investment is made: a subsequent increase or decrease in percentage resulting from changes in values or net assets will not be deemed to be an investment that is contrary to these restrictions.


   The phrases "shareholder approval" and "vote of a majority of the outstanding voting securities", as used in the Prospectus or in this Statement of Additional Information means the affirmative vote of (I) 67% or more of the Fund's voting securities present at a meeting of shareholders if the holders of more than 50% of the Fund's outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the Fund's outstanding voting securities, whichever is less. Shares of the Fund have voting power based on dollar value and are thus allocated in proportion to the value of each shareholder's investment on the record date.


   The Board of Trustees, which has the primary responsibility for the overall management of the Fund, has determined that, while there are certain risks inherent in using short sales, futures and options, the Adviser has demonstrated its expertise and ability to use these financial instruments and investment techniques effectively. The flexibility and potential for enhanced long-term performance and risk reduction warrant their use, in the opinion of the Board of Trustees.

                              INVESTMENT TECHNIQUES

   The Fund may utilize the following practices or techniques in pursuing its investment objectives.


SHORT SALES
   The Fund will seek to neutralize the exposure of its long equity positions to general equity market risk and to realize additional gains through the use of short sales (selling a security it does not own) in anticipation of a decline in the value of the security sold short relative to the long positions held by the Fund. Historically, the Fund has maintained a short position exposure within 5% of its long position exposure. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account) until the short position is closed out, to the extent necessary to meet margin requirements. The Fund also will incur transaction costs in effecting short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price.

INDEX FUTURES, AND INDEX AND EQUITY OPTIONS

   In addition to purchasing or selling short individual securities, the Fund may purchase or sell short any type of future or option related to its investments. These may include options not traded on exchanges, futures or options tied to stock indexes or averages and options on individual securities. Futures and options also may be used or combined with each other in order to implement the Fund's overall strategy.


   Futures and options tied to a securities index such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") have been used by mutual funds for many years to manage their portfolios more efficiently. An S&P 500 futures contract is a contract to buy or sell units of the S&P 500 at a specified future date at a price agreed upon when the contract is made. A unit is the value of the S&P 500 from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract, or holding a long position in the S&P 500. Entering into a contract to sell units is commonly referred to as selling a contract, or holding a short position in the S&P 500.

FUTURES CONTRACTS
   In contrast to purchases of a common stock, no price is paid or received by the Fund upon the purchase of a futures contract. Upon entering into a futures contract, the Fund will be required to deposit in an account for the futures broker a specified amount of cash or liquid securities, currently 2% to 5% of the contract amount. This is known as "initial margin." The type of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange(s) on which the futures are traded. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. In addition to initial margin, the Fund is required to deposit cash, liquid debt securities, liquid equity securities or cash equivalents in an amount equal to the notional value of all long futures contracts, less the initial margin amount, in a segregated account with the custodian to ensure that the use of such futures contracts is not leveraged. If the value of the securities placed in the segregated account declines, additional securities, cash or cash equivalents must be placed in the segregated account so that the value of the account will at least equal the amount of the Fund's commitments with respect to such futures contracts. Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the future fluctuates, a process known as "marking to the market." For example, if the Fund purchases an S&P 500 future and the S&P 500 has risen, the Fund's corresponding futures position will increase in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the S&P 500 declines, the Fund's futures position will be less valuable and the Fund will be required to make a variation margin payment to the broker. When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid to or by the Fund, and the Fund realizes a gain or a loss.

   The price of index futures may not correlate perfectly with movement in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market which also may cause temporary price distortions.

   Positions in futures contracts may be closed out only if there is a secondary market for such futures. Although the Fund intends to purchase or sell futures only where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of maintenance margin.

   Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund immediately is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the price in the sale, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting price, the Fund realizes a loss.

   The hours of trading for futures contracts may not conform to the hours during which the underlying securities are traded. To the extent that the futures contracts markets close after the markets for the underlying securities, significant price movements can take place in the futures contracts markets that cannot be reflected in the markets of the underlying securities.

   Successful use of futures contracts by the Fund is also subject to the Manager's ability to correctly predict movements in the direction of prices for securities. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in securities prices and movements in the prices of futures contracts, a correct forecast of securities prices by the Manager may still not result in a successful hedging transaction over a short period of time. The Fund does not intend to devote more than 15% of its assets to margin on futures contracts.

   OPTIONS. When the Fund purchases an option, an amount equal to the premium paid by the Fund for the option (its cost) is recorded initially as an investment. The amount of the investment is "marked-to-the-market" daily to reflect the current market value of the option. If the current market value of an option exceeds the premium paid, the excess represents unrealized appreciation; conversely, if the premium paid exceeds the current market value, the excess represents unrealized depreciation.

   When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as an asset and as an offsetting liability. The amount of the liability is "marked-to-the-market" daily to reflect the current market value of the option. If an option written by the Fund expires, or the Fund enters into a closing purchase transaction, the Fund will realize a gain (or a loss if the cost of a closing transaction exceeds the premium received) and the liability related to such option will be extinguished.

   If the Fund writes a covered call option and is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires and may be required to deliver the underlying security upon exercise. Although the Fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market exists for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise the option in order to realize any profit or would incur transaction costs on the sale of underlying securities pursuant to the exercise of put options it had written.

   Reasons for the absence of a liquid secondary market include the following:
(a) there may be insufficient interest in trading certain options; (b) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (d) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (e) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (f) one or more exchanges might, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

   In addition, there is no assurance that higher-than-anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the OCC inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. In the event of a shortage of the underlying securities deliverable on exercise of a listed option, the OCC has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

   The Fund is required to deposit cash, liquid debt securities, liquid equity securities or cash equivalents in an amount equal to the exercise price of any options it has written in a segregated account with the custodian to ensure that the use of such options is not leveraged. The Fund does not intend to devote more than 5% of its assets to option premiums.

   OPTIONS ON FUTURES CONTRACTS. Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder of the long position would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the futures contract, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the final settlement price of the futures contract on the expiration date.

   The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

   Compared to the purchase or sale of futures contracts, the purchase of options on futures contracts may involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund when the use of a futures contract would not, such as when there is no movement in the prices of debt securities. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

   Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts.

   In purchasing and selling futures contracts and in purchasing options on futures contracts, the Fund presently intends to comply with rules and interpretations of the Commodity Futures Trading Commission ("CFTC") under which it is exempted from regulation as a commodity pool operator. The CFTC regulations which exempt the Fund from regulation as a commodity pool operator require, among other things, (i) that futures and related options be used solely for bona fide hedging purposes, as defined in CFTC regulations or, alternatively, with respect to each long futures or options position, the Fund will ensure that the underlying commodity value of such contract does not exceed the sum of segregated cash or money market instruments, margin deposits on such contracts, cash proceeds from investments due in 30 days and accrued profits on such contracts held by the commodity broker, and (ii) that the Fund not enter into futures and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's total assets. There is no other limitation on the percentage of the Fund's assets that may be invested in futures and related options.

   REPURCHASE AGREEMENTS. In a repurchase agreement transaction, the Fund agrees to purchase and resell, and the seller also agrees to buy back, usually on the next business day, a security at a fixed time and price which reflects an agreed-upon market rate. Repurchase agreements may be thought of as loans to the seller collateralized by the security to be repurchased. The risk to the Fund is the ability of the seller to pay the agreed-upon sum on the repurchase date. In the event of default, the repurchase agreement provides that the Fund is entitled to sell the collateral. If the seller defaults when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The manager monitors the value of the collateral daily during the term of the repurchase agreement to determine that the value of the collateral equals or exceeds the agreed-upon repurchase price. If a defaulting seller were to be subject to a Federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws. Except for temporary defensive purposes, the Fund does not intend to invest more than 20% of its assets in repurchase agreements.

MONEY MARKET INSTRUMENTS

   To meet margin requirements, redemptions or for investment purposes, the Fund will hold a portion of its assets in full faith and credit obligations of the United States (e.g., U.S. Treasury Bills), high quality short-term notes, commercial paper or other money market instruments. To be considered "high quality" such obligations must be rated at least "A-2" or "AA" by Standard & Poor's ("S&P") or Prime 2 or "Aa" by Moody's Investors Service, Inc. ("Moody's"), issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by the Manager to be of comparable quality to any of the foregoing.


SECURITIES OF FOREIGN ISSUERS
   The Fund's long and short positions may include equity securities of foreign issuers if they are principally traded in the markets of the United States and may also include up to 5% of its assets in securities that are principally traded outside the United States. Foreign issuers may be subject to different, and often less comprehensive, accounting, reporting and disclosure standards than comparable U.S. companies and may be subject to risks related to economic and political conditions in foreign countries, including possible nationalization or expropriation of their assets. Securities of foreign issuers may be less liquid and at times more volatile than securities of comparable U.S. companies.

ILLIQUID SECURITIES
   Illiquid securities may be difficult to sell promptly at an acceptable price, or may be sold only pursuant to certain legal restrictions. Difficulty in selling securities may result in a loss or entail expenses not normally associated with the sale of a portfolio security. No more than 15% of the Fund's net assets may be invested in illiquid securities.

BORROWING
   The Fund may make temporary borrowings from banks to cover redemptions. Although the Fund does not anticipate the need to borrow, if it should and the performance of the Fund's investments failed to cover interest and other costs of borrowing, the net asset value of its shares would decrease faster than if the Fund had no borrowings outstanding.


                             PERFORMANCE INFORMATION

   The Fund may, from time to time, include performance information in advertisements, sales literature or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as a yield of a class and as a total return of any class of the Fund.

   Standardized quotations of average annual total return for Class A, Class B, Class C or Class I shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in either Class A, Class B, Class C or Class I shares over periods of 1, 5 and 10 years or up to the life of the class of shares), calculated for each class separately pursuant to the following formula: P(1+T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of each Class's expenses (on an annual basis), deduction of the maximum initial sales load in the case of Class A shares and the maximum contingent deferred sales charge applicable to a complete redemption of the investment in the case of Class B and Class C shares, and assume that all dividends and distributions are on Class A, Class B, Class C and Class I shares reinvested when paid.

   The Fund may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as

Age Wave, Inc.; the American Association of Retired Persons; Baron's; Business Week; CDA/Wiesenberger Investment Companies Service; Dalbar Surveys; Donoghue's Money Fund Report, Financial Planning; Financial World; Forbes; Fortune; Fundscope, Hulbert Financial Digest; Ibbotson Associates; Individual Investor, Investment Advisor, Investors Business Daily; The Liscio Report; Lipper Analytical Services, Inc.; Micropal Inc.; Money; Morningstar Mutual Funds; Mutual Fund Forecaster; Mutual Funds Magazine; The National Center for Education Statistics; The New York Times; The Philatelic Foundation; Smart Money; USA Today, U.S. News & World Report; The Wall Street Journal; Worth and other industry publications. The Fund may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index.


   Advertisements, sales literature and other communications may contain information about the Fund and Adviser's current investment strategies and management style. Current strategies and style may change to allow the Fund to respond quickly to changing market and economic conditions. From time to time the Fund may include specific portfolio holdings or industries, such as IBM or health care, in such communications. To illustrate components of overall performance, the Fund may separate its cumulative and average annual returns into income and capital gains components; or cite separately as a return figure the equity or bond portion of the Fund's portfolio; or compare the Fund's equity or bond return future to well-known indices of market performance, including, but not limited to: the S&P 500, Dow Jones Industrial Average, CS First Boston High Yield Index and Salomon Brothers Corporate Bond and Government Bond Indices.


   Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and is computed by dividing net investment income by the value of a share on the last day of the period according to the following formula:

                            Yield = 2[(a - b + 1)(6)-1]
                                       -----
                                       c x d

   Where a = dividends and interest earned during the period by the Fund, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.


   For the period ended October 31, 1999, the yield of the Class A Shares, Class B Shares, Class C Shares and Class I Shares was __%, __%, __% and __%, respectively.

   The manner in which total return is calculated for public use is described above. The following table illustrates average annual total return for the Fund for the 1-year period ended October 31, 1999 and for the period since inception (May 1, 1998) through October 31, 1999:

               Average Annual Total Return as of October 31, 1999

        ------------------------------------- ----------------------------------- -----------------------------------
                                              One Year                            Since Inception
        ------------------------------------- ----------------------------------- -----------------------------------
        Class A                               (5.88)%                             (6.80)%
        ------------------------------------- ----------------------------------- -----------------------------------
        Class B                               (5.97)%                             (6.38)%
        ------------------------------------- ----------------------------------- -----------------------------------
        Class C                               (2.36)%                             (3.98)%
        ------------------------------------- ----------------------------------- -----------------------------------
        Class I                               (0.01)%                             (2.95)%
        ------------------------------------- ----------------------------------- -----------------------------------


   Performance information reflects only the performance of a hypothetical investment in each class during the particular time period on which the calculations are based. Performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the portfolio, and the market condition during the given time period, and should not be considered as a representation of what may be achieved in the future.

   The fund also may quote annual, average annual and annualized total return and aggregate total return performance data, for both classes of shares of the Fund, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted below. Such data will be computed as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return and (2) the maximum applicable sales charge will not be included with respect to annual, annualized or aggregate rate of return calculations.

                               PORTFOLIO TURNOVER


   Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Fund's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). The adviser does not usually consider the length of time the Fund has held a position when making investment decisions. The Fund's turnover rate is expected to be higher than that of other mutual Funds (a portfolio turnover rate in excess of 100% may be deemed to be high) and will vary significantly from time to time depending on the volatility of economic and market conditions. Although the rate of portfolio turnover was significantly higher for its initial six months of operations, it is anticipated that the annual portfolio turnover rate of the Fund may be approximately 200% under normal circumstances. Short sales and associated closing transactions are not included in portfolio turnover because there is no intention to maintain the short position for more than one year. It is, however, impossible to predict portfolio turnover in future years. Portfolio turnover may result in realization of taxable capital gains, and generally involves some expense, including brokerage costs. To the extent portfolio turnover results in the realization of net short-term capital gains, such gains ordinarily are taxed to shareholders at ordinary income tax rates. Historical annual rates of portfolio turnover for the Fund are set forth in the prospectus under the heading "Financial Highlights."


                      PORTFOLIO TRANSACTIONS AND BROKERAGE


   The current Distributor, Phoenix Equity Planning Corporation ("Equity Planning"), began distribution activities as of March 1, 1999. No principal transactions are effected with Equity Planning. The prior Distributor for the Fund was PXP Securities Corp., formerly Zweig Securities Corp., an affiliate of Equity Planning. Officers and Trustees of the Fund and officers of the Adviser who are also officers or Directors of PXP Securities Corp. or its affiliates receive indirect benefits from the Fund as a result of its usual and customary brokerage commissions which PXP Securities Corp. may receive for acting as broker to the Fund in the purchase and sale of portfolio securities. The Management Agreement does not provide for a reduction of the advisory fee by any portion of the brokerage fees generated by portfolio transactions of the Fund which PXP Securities Corp. may receive.

   Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt and efficient execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research, statistical or other services to the Adviser may receive orders for transactions by the Fund. Information so received will enable the Adviser to supplement its own research and analysis with the views and information of other securities firms. Such information may be useful and of value to the Adviser and its affiliates in servicing other clients as well as the Fund; in addition, information obtained by the Adviser and its affiliates in servicing other clients may be useful and of value to the Adviser in servicing the Fund. No principal transactions are effected with PXP Securities Corp. or any of its affiliates.


   The Fund may from time to time allocate brokerage commissions to firms that furnish research and statistical information to the Adviser. The supplementary research supplied by such firms is useful in varying degrees and is of indeterminable value. Such research may, among other things, include advice regarding economic factors and trends, advice as to occasional transactions in specific securities and similar information relating to securities. No formula has been established for the allocation of business to such brokers. Consideration may be given to research provided and payment may be made of a fee higher than that charged by another broker-dealer which does not furnish research services or which furnishes research services deemed to be of lesser value, so long as the criteria of Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") are met. Section 28(e) of the 1934 Act specifies that a person with investment discretion shall not be deemed to have acted unlawfully or to have breached a fiduciary duty solely because such person has caused the account to pay a higher commission than the lowest available under certain circumstances. To obtain the benefit of Section 28(e), the person so exercising investment discretion must make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.

   Currently, it is not possible to determine the extent to which commissions that reflect an element of value for research services might exceed commissions that would be payable for execution series alone, nor generally can the value of research services be measured. Research services furnished might be useful and of value to the Adviser and its affiliates in serving other clients as well as the Trust, but on the other hand any research service obtained by the Adviser or the Distributor from the placement of portfolio brokerage of other clients might be useful and of value to the Adviser in carrying out its obligation to the Fund.


   The exercise of calls written by a Fund may cause the Fund to sell portfolio securities, thus increasing its turnover rate. The exercise of puts also may cause a sale of securities and increase turnover. Although such exercise is within the Fund's control, holding a protective put might cause the Fund to sell the underlying securities for reasons which would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a security in connection with the exercise of a put or call. Some commissions may be higher than those which would apply to direct purchases or sales of portfolio securities.

   During the fiscal years ended October 31, 1998 and 1999, brokerage commissions paid by the Fund totaled $___________ and $___________, respectively. In the fiscal year ended October 31, 1999, the Fund paid PXP Securities Corp. $13,093 in brokerage commissions, or ____% of total brokerage commissions for the year. Total brokerage commissions paid during the fiscal year ended October 31, 1999 included brokerage commissions of $_________ on portfolio transactions aggregating $____________ executed by brokers who provided research and other statistical and factual information.


                             SERVICES OF THE ADVISER

   The investment adviser to the fund is Euclid Advisors LLC ("Euclid" or "Adviser"), which is located at 900 Third Avenue, 31st floor, New York, NY 10022-4728. Euclid is a wholly-owned subsidiary of Zweig/Glaser Advisers, LLC, which is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP").

   PXP is a New York Stock Exchange traded company that provides investment management and related services to institutional investors, corporations and individuals through operating subsidiaries. Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut is a majority shareholder of PXP. Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. Its principal offices are located at One American Row, Hartford, Connecticut 06115-2520. Equity Planning, a mutual fund distributor, acts as the national distributor of the Fund's shares and as Financial Agent of the Fund. The principal office of Equity Planning is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06082.


   PXP is a publicly-traded independent registered investment advisory firm and has served investors for over 70 years. It manages over $___ billion in assets (as of December 31, 1999) through its investment partners: Aberdeen Fund Managers, Inc. (Aberdeen) in Aberdeen, London, Singapore and Fort Lauderdale; Duff & Phelps Investment Management co. (Duff & Phelps) in Chicago and Cleveland; Roger Engemann & Associates, Inc. (Engemann) in Pasadena; Seneca Capital Management LLC (Seneca) in San Francisco; Zweig/Glaser Advisers, LLC (Zweig) in New York; and Phoenix Investment Counsel, Inc. (Goodwin, Hollister, and Oakhurst divisions) in Hartford, Sarasota and Scotts Valley, CA, respectively.

   Overall responsibility for the management and supervision of the Fund rests with the Trustees of the Phoenix-Euclid Funds (the "Trustees"). Euclid's services under its Management Agreement are subject to the direction of the Trustees.

   Pursuant to the Management Agreement, the Adviser: (a) supervises and assists in the management of the assets of the Fund, furnishes the Fund with research, statistical and advisory services and provides regular reports to the Trustees;
(b) provides advice and assistance with the operations of the Fund, compliance support, preparation of the Fund's registration statements, proxy materials and other documents and advice and assistance of the Adviser's General Counsel; (c) makes investment decisions for the Fund; (d) selects brokers and dealers to execute transactions for the Fund; (e) ensures that investments follow the investment objective, strategies, and policies of the Fund and comply with government regulations; and (f) furnishes office facilities, personnel necessary to provide advisory services to the Fund, personnel to serve without salaries as officers or agents of the Fund and compensation and expenses of any Trustees who are also full-time employees of the Adviser or any of its affiliates.

   The Fund pays the Adviser for its services pursuant to the Management Agreement a monthly fee at the annual rate of 1.50% of the average daily net assets of the Fund. For the fiscal years ended October 31, 1998 and 1999, fees paid to the Adviser by the Fund aggregated $833,943 and $1,990,121, respectively, before expense reimbursement. The Adviser has voluntarily undertaken to limit the expenses of the Fund (exclusive of taxes, interest, dividends paid on securities sold short, brokerage commissions, 12b-1 fees and extraordinary expenses) until [December 31, 2000] to 2.00% of its average daily net assets. For the period May 1, 1998 (commencement of operations) to October 31, 1998, the Adviser's reimbursements to the Fund aggregated $52,190.

   The Management Agreement will continue in effect from year to year if specifically approved annually by a majority of the Board of Trustees who are not parties to such contract or interested persons of any such party. The Management Agreement may be terminated without penalty by either of the parties on 60 days' written notice and must terminate in the event of its assignment. The Management Agreement was last approved by the Trustees on January 12, 1999 and by shareholders on February 25, 1999.

   The Management Agreement provides that the Adviser is liable only for its acts or omissions caused by its willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its obligations under the Management Agreement. The Management Agreement permits the Adviser to render services to others and to engage in other activities.


   The Adviser may draw upon the resources of the Distributor and its qualified affiliates in rendering its services to the Fund. The Distributor or its affiliates may provide the Adviser (without charge to the Fund) with investment information and recommendations that may serve as the principal basis for investment decisions with respect to the Fund.

   The Adviser has adopted a Code of Ethics (the "Code") that requires all persons subject to the Code to pre-clear any proposed non-exempt personal securities transaction. Permission for any proposed transaction will be granted provided it is determined that such would not negatively impact activity in clients accounts. In the event that a client of Adviser's affiliates also owns such security, or it is proposed that such client purchase such security, available investments or opportunities for sales will be allocated in a manner deemed to be equitable by the Adviser.


                                 NET ASSET VALUE

   The net asset value per share of the Fund is determined as of the close of trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The Exchange will be closed on the following observed national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Fund does not price securities on weekends or United States national holidays, the net asset value of the Fund's foreign assets may be significantly affected on days when the investor has no access to the Fund. The net asset value per share of the Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission. The total liability allocated to a class, plus that class's distribution plan fees and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.


   A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for the Fund if it invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of the Fund. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time the Fund has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

                                HOW TO BUY SHARES


   The minimum initial investment is $500, and the minimum subsequent investment is $25 for Class A, Class B or Class C Shares. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan (a bank draft investing program administered by the Distributor), or pursuant to the Systematic Exchange privilege, or for an individual retirement account (IRA). In addition, there are no subsequent investment minimum amounts in connection with the reinvestment of dividend or capital gain distributions. The minimum initial investment for Class I Shares is $1,000,000 with no minimum subsequent investment. Completed applications for the purchase of shares should be mailed to: Phoenix-Euclid Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

   The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.


                        ALTERNATIVE PURCHASE ARRANGEMENTS


   Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the "initial sales charge alternative") or (ii) on a contingent deferred basis (the "deferred sales charge alternative"). Orders received by dealers prior to the close of trading on the New York Stock Exchange are confirmed at the offering price effective at that time, provided the order is received by the Authorized Agent prior to its close of business.


   The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated continuing distribution and services fees and contingent deferred sales charges on Class B or C Shares would be less than the initial sales charge and accumulated distribution services fee on Class A Shares purchased at the same time.

   Dividends paid by the Fund, if any, with respect to each Class of Shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution and services fees and any incremental transfer agency costs relating to each Class of Shares will be borne exclusively by that class. See "Dividends, Distributions and Taxes."

CLASS A SHARES

   Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed, except that a 1.00% deferred sales charge applies to shares purchased by an investor in amounts over $1 million if redeemed within 12 months of purchase. Such deferred sales charge may be waived under certain conditions. Class A Shares are subject to ongoing distribution and services fees at an annual rate of 0.30% of the Fund's aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges. See Class A Shares--Reduced Initial Sales Charge.


CLASS B SHARES
   Class B Shares do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within six years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. See Class B and C Shares--Waiver of Sales Charges.

   Class B Shares are subject to ongoing distribution and services fees at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to the Class B Shares. Class B Shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The higher ongoing distribution and services fees paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class B Shares will automatically convert to Class A Shares seven years after the end of the calendar month in which the shareholder's order to purchase was accepted subject to the qualifications described in the Funds' Prospectus. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time from most of the burden of such distribution related expenses. The seven-year time limit has been deemed sufficient for the Adviser and the Distributor to have been compensated for distribution expenses related to the Class B Shares.

   Class B Shares include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending seven years after the end of the month in which the shares were issued. At the end of this period, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution and services fees. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge.

   For purposes of conversion to Class A Shares, shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's Fund account (other than those in the sub-account) convert to Class A, an equal pro rata portion of the Class B Share dividends in the sub-account will also convert to Class A Shares.

CLASS C SHARES
   Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. Class C Shares are subject to ongoing distribution and services fees at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets. See the Funds' current Prospectus for more information.

CLASS I SHARES
   Class I Shares are offered primarily to persons subject to the Investment Adviser's Code of Ethics relating to personal securities transactions and to tax-exempt retirement plans specifically affiliated with the Investment Adviser, as well as certain institutional investors. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. Class I Shares are not available in all states.

CLASS A SHARES--REDUCED INITIAL SALES CHARGES

   Investors choosing Class A Shares may be entitled to reduced sales charges. The ways in which sales charges may be avoided or reduced are described below.


   QUALIFIED PURCHASERS. If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares: (1) trustee, director or officer of the Phoenix Funds, the Phoenix-Zweig Funds, the Phoenix-Engemann Funds, Phoenix-Seneca Funds or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates (an "Affiliated Phoenix Fund"); (2) any director or officer, or any full-time employee or sales representative (for at least 90 days) of the Adviser or Distributor; (3) registered representatives and employees of securities dealers with whom Distributor has sales agreements; (4) any qualified retirement plan exclusively for persons described above; (5) any officer, director or employee of a corporate affiliate of the Adviser or Distributor; (6) any spouse, child, parent, grandparent, brother or sister of any person named in (1), (2),
(3) or (5) above; (7) employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates; (8) any employee or agent who retires from Phoenix Home Life, Distributor and/or their corporate affiliates;
(9) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees;
(10) any person with a
direct rollover transfer of shares from an established Phoenix-Zweig Funds qualified plan; (11) any Phoenix Home Life separate account which funds group annuity contracts offered to qualified employee benefit plans; (12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any fully matriculated student in any U.S. service academy; (14) any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000 and by retirement plans with assets of $1,000,000 or more or at least 50 eligible employees; (15) any person who is investing redemption proceeds from investment companies other than the Phoenix Funds, Phoenix-Zweig Funds, Phoenix-Engemann Funds or Phoenix-Seneca Funds if, in connection with the purchases or redemption of the redeemed shares, the investor paid a prior sales charge provided such investor supplies verification that the redemption occurred within 90 days of the Phoenix Fund purchase and that a sales charge was paid; (16) any deferred compensation plan established for the benefit of any Phoenix Fund, Phoenix-Zweig Fund, Phoenix-Engemann Fund or Phoenix-Seneca Fund trustee or director; provided that sales to persons listed in (1) through (16) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund; (17) purchasers of Class A Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients; (18) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; (19) 401(k) participants in the Merrill Lynch Daily K Plan (the "Plan") if the Plan has at least $3 million in assets or 500 or more eligible employees; or (20) clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of the investors described in (17) through (20) may be charged a fee by the broker, agent or financial intermediary for purchasing shares).


   COMBINATION PURCHASE PRIVILEGE. Your purchase of any class of shares of the Phoenix-Euclid Funds and Phoenix-Zweig Funds if made at the same time by the same "person," will be added together to determine whether the combined sum entitles you to an immediate reduction in sales charges. A "person" is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

   LETTER OF INTENT. If you sign a Letter of Intent, your purchase of any class of shares of the Phoenix-Euclid Funds and Phoenix-Zweig Funds if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Since the Distributor doesn't know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the amount of each purchase will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge based on the intended aggregate purchases described in the Letter of Intent. You will be given 20 days to make this decision. If you do not exercise either election, the Distributor will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Distributor will redeem restricted Class A Shares before Class C or B Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.


   RIGHT OF ACCUMULATION. Your purchase of any class of shares of the Phoenix-Euclid Funds, if made over time by the same person may be added together to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor to exercise this right.

   ASSOCIATIONS. Certain groups or associations may be treated as a "person" and qualify for reduced Class A Share sales charges. The group or association must:
(1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; or (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

CLASS A SHARES--WAIVER OF DEFERRED SALES CHARGE
   The 1% CDSC will be waived where the investor's dealer of record, due to the nature of the investor's account, notifies the distributor prior to the time of the investment that the dealer waives the commission otherwise payable to the dealer, or agrees to receive such commissions ratably over a 12-month period.

CLASS B AND C SHARES--WAIVER OF SALES CHARGES
   The CDSC is waived on the redemption (sale) of Class B and C Shares if the redemption is made (a) within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account; (b) within one year of disability, as defined in Code Section 72(m)(7);
(c) as a mandatory distribution upon reaching age 70 1/2 under any retirement plan qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA; (d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid; (e) from certain other Class A and Class C Share retirement plans; (f) from the Merrill Lynch Daily K Plan invested in Class B Shares, on which such shares the Distributor has not paid the dealer the Class B sales commission; (g) based on the exercise of exchange privileges among Class B and C Shares of this Fund and any other Phoenix-Zweig Fund; (h) based on any direct rollover transfer of shares from an established Fund qualified plan into another Affiliated Phoenix Fund IRA by participants terminating from the qualified plan; and (i) based on the systematic withdrawal program. If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B or C Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed. Shareholders between the ages of 59 1/2 and 70 1/2 receiving a CDSC waiver on distributions under retirement plans described in condition (c) above prior to May 1, 1999, will continue to receive the waiver.

CONVERSION FEATURE--CLASS B SHARES

   Class B Shares will automatically convert to Class A Shares of the Fund seven years after they are bought. Conversion will be on the basis of the then prevailing net asset value of Class A and B Shares. There is no sales load, fee or other charge for this feature. Class B Shares acquired through dividend or distribution reinvestments will be converted into Class A Shares at the same time that other Class B Shares are converted based on the proportion that the reinvested shares bear to purchased Class B Shares. The conversion feature is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service that the assessment of the higher distribution fees and associated costs with respect to Class B Shares does not result in any dividends or distributions constituting "preferential dividends" under the Code, and that the conversion of shares does not constitute a taxable event under federal income tax law. If the conversion feature is suspended, Class B Shares would continue to be subject to the higher distribution fee for an indefinite period. Even if the Trust were unable to obtain such assurances, it might continue to make distributions if doing so would assist in complying with its general practice of distributing sufficient income to reduce or eliminate federal taxes otherwise payable by the Fund.


IMMEDIATE INVESTMENT
   In order to obtain immediate investment of funds, initial and subsequent purchases of shares of a Fund may also be made by wiring Federal Funds (monies held in a bank account with a Federal Reserve Bank) directly pursuant to the following instructions:

   (1) For initial investments, telephone the Trust at (800) 367-5877. Certain information will be requested from you regarding the account, and an account number will be assigned.

   (2) Once an account number has been assigned, direct your bank to wire the Federal Funds to State Street Bank and Trust Company, Custody & Shareholder Services Division, Boston, Massachusetts 02105, attention of the Phoenix-Euclid Market Neutral Fund. Your bank must include the account number and the name(s) in which your account is registered in its wire and also request a telephone advice. Your bank may charge a fee to you for transmitting funds by wire.

   An order for shares of a Fund purchased with Federal Funds will be accepted on the business day Federal Funds are wired provided the Federal Funds are received by 4:00 p.m. on that day; otherwise, the order will not be accepted until the next business day. Shareholders should bear in mind that wire transfers may take two or more hours to complete.

   Promptly after an initial purchase of shares made by wiring Federal Funds directly, the shareholder should complete and mail an Account Application to Equity Planning.

                            INVESTOR ACCOUNT SERVICES

   The Fund offers accumulation plans, withdrawal plans and reinvestment and exchange privileges. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone.

Inquiries regarding policies and procedures relating to shareholder account services should be directed to Shareholder Services at (800) 243-1574. The Fund and the Distributor reserve the right to modify or terminate these services upon reasonable notice.

EXCHANGES

   Under certain circumstances, shares of the Fund may be exchanged for shares of the same class of another Phoenix-Zweig Fund on the basis of the relative net asset values per share at the time of the exchange. Exchanges are subject to the minimum initial investment requirement of the designated Fund, except if made in connection with the Systematic Exchange privilege. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Phoenix-Zweig Fund if currently offered. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and purchase for federal income tax purposes (see also "Dividends, Distributions and Taxes").


   SYSTEMATIC EXCHANGES. If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same class of shares of another Phoenix-Zweig Fund automatically on a monthly, quarterly, semiannual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same class of another Phoenix-Zweig Fund. This requirement does not apply to Phoenix "Self Security" program participants. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Systematic exchange forms are available from the Distributor. Exchanges will be based upon each Fund's net asset value per share next computed after the close of business on the 10th day of each month (or next succeeding business day), without sales charge.


DIVIDEND REINVESTMENT ACROSS ACCOUNTS
   If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Phoenix-Zweig Funds at net asset value. You should obtain a current prospectus and consider the objectives and policies of each Fund carefully before directing dividends and distributions to another Fund. Reinvestment election forms and prospectuses are available from Equity Planning. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.

INVEST-BY-PHONE
   This expedited investment service allows a shareholder to make an investment in an account by requesting a transfer of funds from the balance of their bank account. Once a request is phoned in, Equity Planning will initiate the transaction by wiring a request for monies to the shareholder's commercial bank, savings bank or credit union via Automated Clearing House (ACH). The shareholder's bank, which must be an ACH member, will in turn forward the monies to Equity Planning for credit to the shareholder's account. ACH is a computer based clearing and settlement operation established for the exchange of electronic transactions among participating depository institutions.

   To establish this service, please complete an Invest-by-Phone Application and attach a voided check if applicable. Upon Equity Planning's acceptance of the authorization form (usually within two weeks) shareholders may call toll free
(800) 367-5877 prior to 3:00 p.m. (New York time) to place their purchase request. Instructions as to the account number and amount to be invested must be communicated to Equity Planning. Equity Planning will then contact the shareholder's bank via ACH with appropriate instructions. The purchase is normally credited to the shareholder's account the day following receipt of the verbal instructions. The Fund may delay the mailing of a check for redemption proceeds of Fund shares purchased with a check or via Invest-by-Phone service until the Trust has assured itself that good payment has been collected for the purchase of the shares, which may take up to 15 days.

   The Fund and Equity Planning reserve the right to modify or terminate the Invest-by-Phone service for any reason or to institute charges for maintaining an Invest-by-Phone account.

SYSTEMATIC WITHDRAWAL PROGRAM
   The Systematic Withdrawal Program allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Systematic Withdrawal Program also provides for redemptions to be tendered on or about the 10th, 15th or 25th of the month with proceeds to be directed through Automated Clearing House (ACH) to your bank account. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.

   Shareholders participating in the Systematic Withdrawal Program must own shares of the Fund worth $5,000 or more, as determined by the then current net asset value per share, and elect to have all dividends reinvested. The purchase of shares while participating in the withdrawal program will ordinarily be disadvantageous to the Class A Shares investor since a sales charge will be paid by the investor on the purchase of Class A Shares at the same time as other shares are being redeemed. For this reason, investors in Class A Shares may not participate in an automatic investment program while participating in the Systematic Withdrawal Program.

   Through the Program, Class B shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter without incurring otherwise applicable contingent deferred sales charges. Class B shareholders redeeming more shares than the percentage permitted by the withdrawal program will be subject to any applicable contingent deferred sales charge on all shares redeemed. Accordingly, the purchase of Class B Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after purchase.

                              HOW TO REDEEM SHARES

   Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment therefore postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or if permitted by rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the Securities and Exchange Commission for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more after receipt of the check.


   The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.

   Redemptions by Class B and Class C shareholders will be subject to the applicable deferred sales charge, if any.

REDEMPTION OF SMALL ACCOUNTS
   Each shareholder account in the Funds which has been in existence for at least one year and has a value of less than $200 may be redeemed upon the giving of not less than 60 days written notice to the shareholder mailed to the address of record. During the 60-day period the shareholder has the right to add to the account to bring its value to $200 or more. See the Funds' current Prospectus for more information.

BY MAIL
   Shareholders may redeem shares by making a written request, executed in the full name of the account, directly to Phoenix-Zweig Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. However, when certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to Equity Planning that the Trust redeem the shares. See the Funds' current Prospectus for more information.

TELEPHONE REDEMPTIONS
   Shareholders who do not have certificated shares may redeem up to $50,000 worth of their shares by telephone. See the Funds' current Prospectus for additional information.

REDEMPTION IN KIND
   To the extent consistent with state and federal law, the Fund may make payment of the redemption price either in cash or in kind. However, the Fund has elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would be readily marketable and valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when he sold the securities.

ACCOUNT REINSTATEMENT PRIVILEGE
   Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at net asset value. See the Funds' current Prospectus for more information.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

TAX STATUS
   By paying dividends representing its investment company taxable income within the time periods specified in the Internal Revenue Code of 1986, as amended (the
Code) and by meeting certain other requirements, the Fund intends to qualify as a regulated investment company under the Code. Since the Fund intends to distribute annually its investment company taxable income, net capital gains, and capital gain net income, it will not be subject to income or excise taxes otherwise applicable to undistributed income of a regulated investment company. If the Fund were to fail to distribute all its income and gains, it would be subject to income tax and, in certain circumstances, a 4% excise tax.

TAXATION OF SHAREHOLDERS
   Dividends from net investment income and distributions from short-term capital gains are taxable to shareholders as ordinary income. Regardless of how long the Fund shares have been held, distributions of long-term gains realized upon the sale of capital assets are subject to a maximum federal income tax rate for noncorporate taxpayers of 20% if held for more than 12 months (10% for individuals in the 15% tax bracket). Any loss realized by a shareholder upon the disposition of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain held for more than one year during such six-month period.

   Distributions by the Fund out of dividend income from domestic corporations may qualify in whole or in part for the dividends received deduction if the distributing Fund does not sell the stock in respect of which it received such dividends before satisfying a 46-day holding period requirement (91 days for certain preferred stock), and the shareholder holds Fund shares for at least 46 days. For this purpose, the distributing Fund holding period in such stock may be reduced for periods during which the Fund reduces its risk of loss from holding the stock (e.g., by entering into option contracts).

   Investors who purchase shares shortly before the record date for a distribution will pay a share price that includes the value of the anticipated distribution and will be taxed on the distribution when it is received even though with respect to them the distribution in effect represents a return of a portion of their purchase price. Any loss realized on a sale or exchange of shares will be disallowed if the shares disposed of are replaced within a period of 61 days beginning 30 days before being acquired.

   Individuals and certain other non-exempt payees will be subject to a 31% backup Federal withholding tax on dividends and other distributions from the Fund, as well as on the proceeds of redemptions if the Fund is not provided with the shareholder's correct taxpayer identification number and certification that the shareholder is not subject to such backup withholding, or if the Internal Revenue Service notifies the Fund that the shareholder has failed to report proper interest or dividends. For most individuals, the taxpayer identification number is the taxpayer's social security number.

TAX TREATMENT OF CERTAIN TRANSACTIONS
   In general, and as explained more fully below, if the Fund enters into combinations of investment positions by virtue of which its risk of loss from holding an investment position is reduced on account of one (or more) other positions (i) losses realized on one position may be deferred to the extent of any unrecognized gain on another position and (ii) long-term capital gains or short-term capital losses may be recharacterized, respectively, as short-term gains and long-term losses. Investments in foreign currency denominated instruments or securities may generate, in whole or in part, ordinary income or loss. The Federal income tax treatment of gains and losses realized from transactions involving options on stock or securities entered into by a Fund will be as follows: Gain or loss from a closing transaction with respect to options written by the Fund, or gain from the lapse of any such option, will be treated as short-term capital gain or loss. Gain or loss from the sale of put and call options that the Fund purchases, and loss attributable to the lapse of such options, will be treated as capital gain or loss. For this purpose, an unexercised option will be deemed to have been sold on the date it expired. It should be noted, however, that if a put is acquired at a time when the underlying stock or security has been held for not more than one year, or if shares of the underlying stock or security are acquired while such put is held, any gain on the subsequent exercise, sale or expiration of the put will generally be short-term gain.

   Any regulated futures contract or listed non-equity option held by a Fund at the close of its taxable year will be treated as sold for its fair market value on the last business day of such taxable year. Sixty percent of any gain or loss with respect to such deemed sales, as well as the gain or loss from the termination during the taxable year of the Fund's obligation (or rights) with respect to such contracts by offsetting, by taking or making delivery, by exercise or being exercised, by assignment or being assigned, by lapse, or otherwise, will be treated as long-term capital gain or loss and the remaining forty percent will be treated as short term capital gain or loss. A Fund may make certain elections that modify the above tax treatment with respect to regulated futures contracts or listed non-equity options that are part of a mixed straddle, as defined by the Code.

   The Fund may invest in certain investments that may cause it to realize income prior to the receipt of cash distributions, including securities bearing original issue discount. The level of such investments is not expected to affect a Fund's ability to distribute adequate income to qualify as a regulated investment company.

   Treasury Regulations pursuant to Section 1092 provide for the coordination of the wash sale rules and the short sale rules with the straddle rules. Generally, the wash sale rules prevent the recognition of loss where a position is sold at a loss and a substantially identical position is acquired within a prescribed period. The short sale rules generally prevent the use of short sales to convert short-term capital gain to long-term capital gain and long-term capital loss to short-term capital loss.

   In addition to the Federal income tax consequences described above relating to an investment in the Fund, there may be other Federal, state, local or foreign tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisers with respect to the effects of this investment on their specific situations.

                         TAX SHELTERED RETIREMENT PLANS

   Shares of the Fund are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing, Money Purchase Pension Plans and 403(b) Retirement Plans. Write or call Equity Planning (800) 243-4361 for further information about the plans.

MERRILL LYNCH DAILY K PLAN

   Class A Shares of the Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:


   (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

   (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

   (iii) the Plan has 500 or more eligible employees, as determined by a Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.


   Alternatively, Class B Shares of the Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

   Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B Shares of the Fund convert to Class A Shares once the Plan has reached $5 million invested in Applicable Investments, or after the normal holding period of seven years from the initial date of purchase.


                                 THE DISTRIBUTOR

   Pursuant to its Distribution Agreement with the Fund (the "Distribution Agreement"), Phoenix Equity Planning Corporation ("Equity Planning") acts as distributor of the Fund's shares and receives: with respect to Class A Shares, a front-end sales commission, as described in the Prospectus under "Sales Charges," and a 1% CDSC which may apply on redemptions within 12 months of purchases not subject to a sales charge; with respect to Class B Shares, a declining CDSC ranging from 5% to 1% of the gross proceeds of a redemption of shares held for less than seven years; and, with respect to Class C Shares, a CDSC of 1.25% of the gross proceeds of a redemption of shares held for less than one year. A 1% CDSC may apply to redemptions within 12 months of purchases of Class A Shares not subject to a sales charge. The Distributor also is compensated under the Rule 12b-1 distribution plans as described more fully below. The amendment of the Distribution Agreement naming Equity Planning as Distributor was last approved by the Trustees on January 12, 1999.

   Equity Planning has undertaken to use its best efforts to find purchasers for shares of the Fund. Shares of the Fund are offered on a continuous basis. Pursuant to distribution agreements for each class of shares or distribution method, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers or agents, and is obligated to purchase only those shares for which it has received purchase orders. Equity Planning may also sell Fund shares pursuant to sales agreements entered into with bank-affiliated securities brokers who, acting as agent for their customers, place orders for Fund shares with Equity Planning. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of bank-affiliated securities brokers are not permitted, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with bank-affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Fund.

   For its services under the Distribution Agreement, the Distributor receives sales charges on transactions in Fund shares and retains such charges less the portion thereof allowed to its registered representatives and to securities dealers and securities brokers with whom it has sales agreements. In addition, the Distributor may receive payments from the Fund pursuant to the Distribution Plans described below. PXP Securities Corp., formerly known as Zweig Securities Corp., served as the distributor for the Fund prior to March 1, 1999. For the fiscal years ended October 31, 1998 and 1999, purchasers of shares of the Fund paid aggregate sales charges of $______ and $______, respectively, of which PXP Securities Corp. and/or the Distributor received net commissions of $______ and $______, respectively for its services, the balance being paid to dealers. For the fiscal year ended October 31, 1999, PXP Securities Corp. and/or the Distributor received net commissions of $1,308 for Class A Shares and deferred sales charges of $713,293 for Class B and Class C Shares.

DEALER CONCESSIONS

   Dealers with whom the Distributor has entered into sales agreements receive a discount or commission as described below.

           Amount of                                                                         Dealer Discount or Agency Fee
          Transaction           Sales Charge as a Percentage   Sales Charge as a Percentage    as Percentage of Offering
       at Offering Price              of Offering Price             of Amount Invested                   Price
----------------------------------------------------------------------------------------------------------------------------
Under $50,000                                5.50%                         5.82%                          4.75%
$50,000 but under $100,000                   4.75                          4.99                           4.00
$100,000 but under $250,000                  3.75                          3.90                           3.25
$250,000 but under $500,000                  2.75                          2.83                           2.25
$500,000 but under $1,000,000                1.75                          1.78                           1.50
$1,000,000 or more                           None                           None                          None

   In addition to the dealer discount on purchases of Class A Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares and a sales commission of 1% of the sale price of Class C Shares sold by such dealers. This sales commission will not be paid to dealers for sales of Class B or Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan (the "Plan") due to waiver of the CDSC for these Plan participants' purchases. There is no dealer compensation payable on Class I Shares. Your broker, dealer or investment adviser may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

   Dealers and other entities who enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Funds and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the Funds through distribution fees, service fees or transfer agent fees or in some cases, the Distributor may pay certain fees from its own profits and resources. From its own profits and resources, the Distributor does intend to: (a) sponsor training and educational meetings and provide additional compensation to qualifying dealers in the form of trips, merchandise or expense reimbursements;
(b) from time to time pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers; (c) pay broker/dealers an amount equal to 1% of the first $3 million of Class A Share purchases by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million; and (d) excluding purchases as described in (c) above, pay broker/dealers an amount equal to 1% of the amount of Class A Shares sold above $1 million but under $3 million, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million. If part or all of such investment as described in (c) and (d) above, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, a 1% CDSC will apply, except for redemptions of shares purchased by an investor in amounts of $1 million or more where such investor's dealer of record, due to the nature of the investor's account, notifies the distributor prior to the time of the investment that the dealer waives the commission otherwise payable to the dealer, or agrees to receive such commissions ratably over a 12 month period. In addition, the Distributor may pay the entire applicable sales charge on purchases of Class A Shares to selected dealers and agents. Any dealer who receives more than 90% of a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933. Equity Planning reserves the right to discontinue or alter such fee payment plans at any time.

ADMINISTRATIVE SERVICES
   Equity Planning also acts as administrative agent of the Funds and as such performs administrative, bookkeeping and pricing functions for the Funds. For its services, Equity Planning will be paid a fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc., as subagent, plus (2) the documented cost to Equity Planning to provide financial reporting and tax services and to oversee the subagent's performance. The current fee schedule of PFPC, Inc. is based upon the average of the aggregate daily net asset values of the Funds, at the following incremental annual rates:

               First $200 million                      .085%
               $200 million to $400 million            .05%
               $400 million to $600 million            .03%
               $600 million to $800 million            .02%
               $800 million to $1 billion              .015%
               Greater than $1 billion                 .0125%

   Percentage rates are applied to the aggregate daily net asset values of the Funds. PFPC, Inc. also charges minimum fees and additional fees for each additional class of fund shares. Equity Planning retains PFPC, Inc. as subagent for each of the funds for which Equity Planning serves as administrative agent. PFPC, Inc. agreed to a modified fee structure and waived certain charges. Because PFPC, Inc.'s arrangement would have favored smaller funds over larger funds, Equity Planning reallocates PFPC, Inc.'s overall asset-based charges among all funds for which it serves as administrative agent on the basis of the relative net assets of each fund. As a result, the PFPC, Inc. charges to the Fund are expected to be slightly less than the amount that would be found through direct application of the table illustrated above. For its services during the Fund's fiscal year ended October 31, 1999, Equity Planning received $_________.

                               DISTRIBUTION PLANS

   The Fund has adopted a distribution plan for each class of shares, except Class I Shares, in accordance with Rule 12b-1 under the Act (the "Plan"), to compensate the Distributor for the services it provides and for the expenses it bears under the Distribution Agreement. Each class of shares (other than Class I Shares) pays a service fee at a rate of 0.25% per annum of the average daily net assets of such class and a distribution fee based on average daily net assets at a rate of 0.05% per annum for Class A Shares and 0.75% per annum for Class B Shares and Class C Shares. If the Distributor receives any Rule 12b-1 payments in excess of actual distribution expenses, the difference could be viewed as profit to the Distributor for that year.

   From the Service Fee the Distributor expects to pay a quarterly fee to qualifying broker/dealer firms, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such firms. This fee will not exceed on an annual basis 0.25% of the average annual net asset value of such shares, and will be in addition to sales charges on Fund shares which are reallowed to such firms. To the extent that the entire amount of the Service Fee is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished by the Distributor. The Distributor also pays to dealers as additional compensation with respect to Class C Shares, 0.75% of the average annual net asset value of that class.

   From its own resources or pursuant to the Plan, and subject to the dealers' prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives' or dealers' achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on class A shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.


   A report of the amounts expended under the Plans must be made to the Board of Trustees and reviewed by the Board at least quarterly. In addition, the Plans provide that they may not be amended to increase materially the costs which the Trust may bear for distribution pursuant to the Plans without shareholder approval and that other material amendments to the Plans must be approved by a majority of the Board, including a majority of the Board who are neither interested persons of the Trust (as defined in the 1940 Act) nor have any direct or indirect financial interest in the operation of the Plans (the "Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

   The Plans are subject to annual approval by a majority of the Board of Trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Plans. The Plans are terminable at any time by vote of a majority of the Qualified Trustees or, with respect to any Class or Fund, by vote of a majority of the shares of such Class or Fund. Pursuant to the Plans, any new trustees who are not interested persons must be nominated by existing trustees who are not interested persons.

   If the Plans are terminated (or not renewed) with respect to one or more Classes or Funds, they may continue in effect with respect to any Class or Fund as to which they have not been terminated (or have not been renewed).


   Benefits from the Plans may accrue to the Trust and its shareholders from the growth in assets due to sales of shares to the public pursuant to the Plans. Increases in a Fund's net assets from sales pursuant to its Plan may benefit shareholders by reducing per share expenses, permitting increased investment flexibility and diversification of the Fund's assets, and facilitating economies of scale (e.g., block purchases) in the Fund's securities transactions. Under their terms, the Plans will continue from year to year, provided that such continuance is approved annually by a vote of the Trustees in the manner described above.

   The continuance of the Plans for Class A, Class B and C Shares and for Class I Shares is approved annually by the Board of Trustees, including a majority of the Qualified Trustees. Prior to approving the continuance of the Plans, the Board requested and received from the Distributor all the information which it deemed necessary to arrive at an informed determination as to such continuance and adoption of the Plans. In making its determination to continue the Plans, the Board considered, among other factors: (1) the Trust's experience under the Plan's and the previous Rule 12b-1 Plan's of the Trust, and whether such experience indicates that the Plans would operate as anticipated; (2) the benefits the Trust had obtained under the Plans and would be likely to obtain under the Plans; (3) what services would be provided under the Plans by the Distributor to the Trust and its shareholders; and (4) the reasonableness of the fees to be paid to the Distributor for its services under the Plans. Based upon their review, the Board, including each of the Qualified Trustees, determined that the continuance of the Plans would be in the best interest of the Trust, and that there was a reasonable likelihood that the Plans would benefit the Trust and its shareholders. In the Board's quarterly review of the Plans, they will consider their continued appropriateness and the level of compensation provided therein.


   The Board of Trustees has the right to terminate the Rule 12b-1 Plan for the Class B Shares, and in the event of such termination, no further payments would be made thereunder. However, in the event the Board of Trustees were to terminate the Rule 12b-1 Plan for the Class B Shares for the Fund, the Trust may not thereafter adopt a new Rule 12b-1 Plan for a class of that Fund having, in the good faith determination of the Board of Trustees, substantially similar economic characteristics to the Class B Shares. Termination of the Rule 12b-1 Plan for the Class B Shares or the Distribution Agreement does not affect the obligation of the Class B shareholders to pay CDSCs. The Distributor has sold its right to receive certain payments under the Distribution Agreement to a financial institution in order to finance the distribution of the Class B Shares.

   For the fiscal year ended October 31, 1999, the Fund paid Rule 12b-1 fees in the amount of $928,779, of which the Distributor received $______, unaffiliated broker-dealers received $______, PXP Securities Corp., an affiliate, received $_______, and W.S. Griffith & Co., Inc., an affiliate, received $______. The 12b-1 payments were used for (1) compensating dealers, $_______, (2) compensating sales personnel, $______, (3) advertising, $______, (4) printing and mailing of prospectuses to other than current shareholders, $______, (5) service costs, $______, and (6) other, $_____.

   Because all amounts paid pursuant to the Plans are paid to the Distributor, the Distributor and its officers, directors and employees, all may be deemed to have a direct or indirect financial interest in the operation of the Plans. None of the Trustees who is not an interested person of the Trust has a direct or indirect financial interest in the operation of the Plans.


   The Board of Trustees has also adopted a Rule 18f-3 Multi-Class Share Plan permitting the issuance of shares in multiple classes.

                             MANAGEMENT OF THE FUND

   The Trust is an open-end management investment company known as a mutual fund. The Trustees of the Trust ("Trustees") are responsible for the overall supervision of the Trust and perform duties imposed on Trustees by the Investment Company Act and Massachusetts business trust law.

TRUSTEES AND OFFICERS
   The Trustees and Officers of the Trust and their business affiliations for the past five years are set forth below.


                                     Position With                                   Principal Occupation
Name, Address and Age                the Trust                                       During Past 5 Years
---------------------                ---------                                       -------------------

James Balog (71)                     Trustee                Retired; Director and member of the Audit, Investment, Stock Option
2205 N. South Wind Blvd.                                    and Compensation Committees of Transatlantic Holdings, Inc.
Vero Beach, FL 32963                                        (reinsurance); Director and Member of the Executive Committee of
                                                            Elan, Plc (pharmaceuticals); Director and Member of the Executive and
                                                            Investment & Credit Committees of Great West Life and Annuity
                                                            Insurance Company; Member of the Technical Advisory Board of Galen
                                                            Partners (health care); and Trustee of Phoenix-Zweig Trust. Former
                                                            Director, Chairman of the Audit Committee and Member of the Executive
                                                            Committee of A.L. Pharma, Inc. (health care); Chairman of 1838
                                                            Investment Advisors, L.P. and Chairman of Lambert Brussels Capital
                                                            Corporation (investments).

Claire B. Benenson (80)              Trustee                Consultant on Financial Conferences and Former Director of Financial
870 U.N. Plaza                                              Conferences and Chairman, Department of Business and Financial
New York, NY 10017                                          Affairs, The New School for Social Research. President of the Money
                                                            Marketeers of New York University; Trustee of Phoenix-Zweig Trust
                                                            and of Simms Global Fund; and Director of The Burnham Fund Inc.; Former
                                                            Director of Zweig Cash Fund Inc.

S. Leland Dill (69)                  Trustee                Retired; Director of Coutts & Co. Trust Holdings Limited, Coutts &
5070 North Ocean Dr.                                        Co. Group, Coutts & Co. (USA) (private banking), Trustee of BT
Singer Island, FL 33404                                     Portfolios; BT Investment Funds and Phoenix-Zweig Trust. Former
                                                            partner of Peat Marwick Mitchell & Co. and Director of Zweig Cash
                                                            Fund Inc. and Vintners International Company, Inc. (winery).

Eugene J. Glaser (59)*               Chairman,              President of the Adviser and of Zweig/Glaser Advisers LLC; Chairman
900 Third Avenue                     Chief Executive        and Trustee of Phoenix-Zweig Trust; and former President and Director
New York, NY 10022                   Officer and Trustee    of PXP Securities Corp.; and Director of Zweig Cash Fund Inc. and The
                                                            Zweig Fund, Inc.

Donald B. Romans (68)                Trustee                President of Romans & Company (private investors and financial
233 East Wacker Dr.                                         consultants); Director of Phoenix-Zweig Trust and The Burnham Fund
Chicago, IL 60601                                           Inc.; Former Consultant to and Executive Vice President and Chief
                                                            Financial Officer of Bally Manufacturing Corporation and Director of
                                                            Zweig Cash Fund Inc.

Martin E. Zweig                      President              President of the Adviser and Zweig Consulting LLC; Chairman of the
                                                            Board and President of The Zweig Total Return Fund, Inc. and The
                                                            Zweig Fund, Inc.; President and Director of Zweig-DiMenna
                                                            International Managers, Inc. and Zweig Securities Advisory Service
                                                            Inc.; Managing Director of Zweig-DiMenna Associates LLC; President
                                                            and Director of Gotham Advisors, Inc.; Member of the Undergraduate
                                                            Executive Board of the Wharton School, University of Pennsylvania.
                                                            Former President of Zweig Cash Fund Inc. Former President and
                                                            Director of Zweig Advisors Inc. and Zweig Total Return Advisors, Inc.
                                                            General Partner of Zweig Katzen Investors, L.P.; Former Chairman of
                                                            the Zweig/Glaser Advisers LLC.


                                     Position With                                   Principal Occupation
Name, Address and Age                the Trust                                       During Past 5 Years
---------------------                ---------                                       -------------------

Michael E. Haylon (41)               Executive Vice         Director and Executive Vice President-Investments, Phoenix Investment
56 Prospect St.                      President              Partners, Ltd. (1995-present). Executive Vice President, Zweig/Glaser
Hartford, CT 06115                                          Advisers LLC (1999-present). Director (1994-present), President
                                                            (1995-present), Executive Vice President (1994-1995), Vice President
                                                            (1991-1994), Phoenix Investment Counsel, Inc. Director
                                                            (1994-present), President (1996-present), Executive Vice President
                                                            (1994-1996), Vice President (1993-1994), National Securities &
                                                            Research Corporation. Director, Phoenix Equity Planning Corporation
                                                            (1995-present). Executive Vice President, Phoenix Funds
                                                            (1993-1995-present). Executive Vice President, Phoenix Funds
                                                            (1993-present) and Phoenix-Aberdeen Series Fund (1996-present).
                                                            Executive Vice President (1997-present), Vice President (1996-1997),
                                                            Phoenix Duff & Phelps Institutional Mutual Funds. Senior Vice
                                                            President, Securities Investments, Phoenix Home Life Mutual Insurance
                                                            Company (1993-1995).

William R. Moyer (55)                Executive Vice         Executive Vice President and Chief Financial Officer (1999-present),
100 Bright Meadow Blvd.              President              Senior Vice President and Chief Financial Officer, Phoenix Investment
P.O. Box 2200                                               Partners, Ltd. (1995-1999). Director (1998-present), Senior Vice
Enfield, CT 06083-2200                                      President, Finance (1990-present), Chief Financial Officer
                                                            (1996-present), and Treasurer (1994-1996 and 1998-present), Phoenix
                                                            Equity Planning Corporation. Director (1998-present), Senior Vice
                                                            President (1990-present), Chief Financial Officer (1996-present) and
                                                            Treasurer (1994-present), Phoenix Investment Counsel, Inc. Senior
                                                            Vice President and Chief Financial Officer, Duff & Phelps Investment
                                                            Management Co. (1996-present). Vice President, Phoenix Funds
                                                            (1990-present), Phoenix-Duff & Phelps Institutional Mutual Funds
                                                            (1996-present), Phoenix-Aberdeen Series Fund (1996-present). Senior
                                                            Vice President and Chief Financial Officer, W.S. Griffith & Co., Inc.
                                                            (1992-1995) and Townsend Financial Advisers, Inc. (1993-1995). Vice
                                                            President, Investment Products Finance, Phoenix Home Life Mutual
                                                            Insurance Company (1990-1995).

John F. Sharry (46)                  Executive Vice         Managing Director, Retail distribution, Phoenix Equity Planning
56 Prospect Street                   President              Corporation (1995-present). Executive Vice President, Phoenix Funds
Hartford, CT 06115                                          and Phoenix-Aberdeen Series Funds (1998-present). Managing Director,
                                                            Director and National Sales Manager, Putnam Mutual Funds (until 1995).

Carlton B. Neel (DOB)                Senior Vice            First Vice President of the Adviser; Vice President of Zweig Advisors
900 Third Avenue                     President              Inc. and Zweig Total Return Advisors, Inc. Formerly, Vice President
New York, NY 10022                                          of J.P. Morgan & Co., Inc.


                                     Position With                                   Principal Occupation
Name, Address and Age                the Trust                                       During Past 5 Years
---------------------                ---------                                       -------------------

Thomas N. Steenburg (50)             Senior Vice President  Senior Vice President (1999-present), Vice President, Secretary and
55 East Monroe Street                                       Counsel (1995-1999), Phoenix Investment Partners, Ltd. Executive Vice
Chicago, IL 60603                                           President (1999-present), Vice President and Counsel (1996-1999),
                                                            Duff & Phelps Investment Management Co. Senior Vice President,
                                                            Zweig/Glaser Advisers LLC (1999-present). Director and President, PXP
                                                            Securities Corp. (1999-present). Vice President, Counsel and
                                                            Secretary, Phoenix Investment Counsel, Inc., National Securities &
                                                            Research Corporation and Phoenix Equity Planning Corporation
                                                            (1996-present). Vice President-Compliance, Phoenix-Aberdeen
                                                            International Advisors LLC (1996-present). Vice President, Counsel and Compliance Officer, Seneca Capital Management, LLC
                                                            (1997-present). Vice President, Counsel and Secretary, Roger Engemann
                                                            & Associates, Inc. (1998-present). Counsel, Phoenix Home Life Mutual
                                                            Insurance Company (1991-1995).


Barry Mandinach (43)                 First Vice             Executive Vice President of the Zweig Securities Corp.; Senior Vice
900 Third Avenue                     President              President of the Adviser and of Zweig/Glaser Advisers. First Vice
New York, NY 10022                                          President of Phoenix-Zweig Trust.


Sung Chung (31)                      Vice President         Vice President of Phoenix-Zweig Trust. Formerly, Vice President,
900 Third Avenue                                            Mitchell Hutchins Asset Management and Senior Associate, Scudder
New York, NY 10022                                          Kemper.

Beth Abraham (44)                    Assistant Vice         Assistant Vice President of Zweig/Glaser Advisers and Phoenix-Zweig
900 Third Avenue                     President              Trust.
New York, NY 10022

Rhonda Lee Berzner (34)              Assistant Vice         Senior Research Analyst for the Adviser and Zweig/Glaser Advisers;
900 Third Avenue                     President              and Assistant Vice President of Phoenix-Zweig Trust.
New York, NY 10022

David O'Brien (DOB)                  Assistant Vice         Assistant Vice President of Phoenix-Zweig Trust. Assistant Portfolio
900 Third Avenue                     President              Manager of Phoenix-Euclid Market Neutral Fund, the Phoenix-Zweig
New York, NY 10022                                          Strategy Fund, Phoenix-Zweig Appreciation Fund and Phoenix-Zweig
                                                            Growth & Income Fund. Formerly, Assistant Vice President, PaineWebber
                                                            (1993 to 1998).

Marc Baltuch (54)                    Secretary              First Vice President, Chief Compliance Officer and Secretary of PXP
900 Third Avenue                                            Securities Corp.; Director and President of Watermark Securities,
New York, NY 10022                                          Inc. Secretary of Phoenix-Zweig Trust; Assistant Secretary of Gotham
                                                            Advisors, Inc. Former First Vice President of the Adviser and of
                                                            Zweig/Glaser Advisers LLC; Secretary of Zweig Cash Fund Inc.

Nancy G. Curtiss (47)                Treasurer              Vice President, Fund Accounting (1994-present) and Treasurer
                                                            (1996-present), Phoenix Equity Planning Corporation. Treasurer,
                                                            Phoenix Funds (1994-present) and Phoenix Duff & Phelps Institutional
                                                            Mutual Funds (1995-present). Second Vice President and Treasurer,
                                                            Fund Accounting, Phoenix Home Life Mutual Insurance Company
                                                            (1994-1995). Various positions with Phoenix Home Life Insurance
                                                            Company (1987-1994).

_______________

*Designates a trustee who is an interested person of the trust within the meaning of the 1940 Act.


   Those Trustees and officers of the Trust who are affiliated with the Distributor or the Manager are not separately compensated for their services as Trustees of officers of the Trust. The Fund currently pays each of its "disinterested" Trustees a fee of $2,500 per year, plus $750 per meeting attended ($250 per phone meeting) and reimburses their expenses for attendance at meetings. For the period fiscal year ended October 31, 1999, the fees and expenses of disinterested Trustees, as a group, were

$21,893. As of October 31, 1999, except for Dr. Zweig, the Trustees and officers of the Trust, as a group, owned less than 1% of any Class of the Fund.

   For the Fund's last fiscal year, the Trustees received the following compensation:

                                                                                                       Total
                                                                                             Compensation from the Fund
                                                           Aggregate                         and Fund Complex (2 Funds)
Name of Person, Position                           Compensation from the Fund                   Paid to the Trustees
------------------------                           --------------------------                   --------------------
James Balog                                                  $5,000                                   $17,000
Claire B. Benenson                                            5,500                                    23,500
S. Leland Dill                                                5,500                                    23,500
Eugene J. Glaser                                                  0                                         0
Donald B. Romans                                              5,500                                    23,500


   Trustees may be removed from office at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust. A shareholders meeting may be called by the Trustees or by the President of the Trust, or shall be called promptly by the Trustees upon the written request of shareholders of the Trust holding at least ten percent (10%) of the outstanding shares entitled to vote. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

PRINCIPAL SHAREHOLDERS

   The following table sets forth information as of February ___, 1999 with respect to each person owning of record 5% or more of any class of the Fund's shares:

           Name of Shareholder                          Class of Shares                           Percent of Class
           -------------------                          ---------------                           ----------------

   The following table sets forth information as of February ___, 1999 with respect to each person who beneficially owns 5% or more of any class of the Fund's shares:

           Name of Shareholder                          Class of Shares                           Percent of Class
           -------------------                          ---------------                           ----------------

                             ADDITIONAL INFORMATION

CAPITOL STOCK
   The Trust was established as a Delaware business trust on February 3, 1998. The Board of Trustees directs the management of the business of the Trust. The Board has duties and responsibilities comparable to those of the boards of directors of corporations, not to those of trustees under customary trust principles. The Trustees oversee the Trust's activities, elect the officers of the Trust who are responsible for its day-to-day operations, review contractual arrangements with the companies that provide services to the Trust, and review investment performance.

   The Trust, an open-end, diversified, management investment company, has an unlimited number of shares of beneficial interest which, without shareholder approval, may be divided by the Trustees into an unlimited number of funds and classes. Voting rights are based on a shareholder's total dollar interest in a Series and are thus allocated in proportion to the value of each shareholder's investment. Shares vote together on matters that concern the entire Trust, or by individual fund or class when the Board of Trustees determines that the matter affects only the interests of a particular fund or class.


FINANCIAL STATEMENTS
   The Financial Statements for the fiscal year ended October 31, 1999 appearing in the Fund's 1999 Annual Report to Shareholders, are incorporated herein by reference.

REPORTS TO SHAREHOLDERS
   The fiscal year of the Fund ends on October 31. The Fund will send financial statements to its shareholders at least semi-annually. An annual report, containing financial statements audited by the Fund's independent accountants will be sent to shareholders each year, and is available without charge upon request.

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP, 1301 Avenue of the Americas, New York, NY 10019 has been selected as the independent accountants for the Fund.
PricewaterhouseCoopers LLP audits the Fund's annual financial statements and expresses an opinion thereon.

CUSTODIAN AND TRANSFER AGENT
   The Bank of New York, One Wall Street, New York, New York 10286 serves as custodian.


   Phoenix Equity Planning Corporation ("PEPCO"), 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, CT 06083-2200, serves as Transfer Agent for the Fund. PEPCO receives a fee equivalent of $13.50 for each shareholder account, plus out-of-pocket expenses. The Transfer Agent is authorized to engage subagents to perform certain shareholder servicing functions from time to time for which such agents are paid a fee by the Transfer Agent. State Street Bank and Trust Company serves as subtransfer agent pursuant to a Subtransfer Agency Agreement.

                              PHOENIX-EUCLID FUNDS

                            PART C--OTHER INFORMATION

ITEM 23. EXHIBITS

a. Agreement and Declaration of Trust, filed as Exhibit 1 with Registrant's registration statement on Form N-1A on February 5, 1998, and incorporated herein by reference.

b. Bylaws of the Trust, filed as Exhibit 2 with Registrant's registration statement on Form N-1A on February 5, 1998, and incorporated herein by reference.

c.     None.

d.     Management Agreement between the Trust and Euclid Advisors, LLC, filed as
       Exhibit 5 with Registrant's Pre-Effective Amendment No. 2 on or about April 28, 1998, and incorporated herein by reference.

e. Distribution Agreement between the Trust and Phoenix Equity Planning Corporation.

f.     None.

g.     Custodian Agreement between the Trust and The Bank of New York, filed as
       Exhibit 8 with Registrant's Pre-Effective Amendment No. 2 on or about April 28, 1998, and incorporated herein by reference.

h.1. Transfer Agency and Service Agreement between the Trust and Phoenix Equity Planning Corporation.

h.2. Financial Agent Agreement between the Trust and Phoenix Equity Planning Corporation.

i.     Opinion of Counsel.

j.     Consent of independent accountants.

k.     None.

l. Subscription Agreement for Shares of the Fund, filed as Exhibit 13 with Registrant's Pre-Effective Amendment No. 2 on or about April 28, 1998, and incorporated herein by reference.

m.1* Amended and Restated Rule 12b-1 Distribution Plan for Class A and C Shares, filed herewith.

m.2* Amended and Restated Rule 12b-1 Distribution Plan for Class B Shares, filed herewith.

n.     Financial Data Schedule.

o. Rule 18f-3 Plan, filed as Exhibit 18 with Registrant's Pre-Effective Amendment No. 2 on or about April 28, 1998, and incorporated herein by reference.

p.     Code of Ethics.

q. Powers of Attorney, filed as Exhibit 19 with Registrant's Pre-Effective Amendment No. 2 on or about April 28, 1998, and incorporated herein by reference.
_______________

*  Filed herewith.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND
    No person is controlled by, or under common control, with the Fund.

ITEM 25. INDEMNIFICATION
    All officers, Trustees, employees and agents of the Trust are to be indemnified as set forth in Article VII of the Agreement and Declaration of Trust. The Trust (i) may indemnify an agent of the Trust or any person who is serving or has served at the Trust's request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and
(ii) shall indemnify each person who is, or has been, a Trustee, officer or employee of the Trust and any person who is serving or has served at the Trust's request as a director, officer, trustee or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, to the fullest extent consistent with the Investment Company Act of 1940 and in the manner provided by the By-Laws; provided that such indemnification shall not be available to any of the foregoing persons in connection with a claim, suit or other proceeding by such person against the Trust or a series (or class) thereof. To this end, the Trust intends to obtain an Officers' and Trustees' Errors and Omissions Insurance Policy for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee or agent of the Trust in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

    Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted for trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
    See "Management of the Fund" in the Prospectus and "Services of the Adviser" and "Management of the Fund" in the Statement of Additional Information, which is included in this Post-Effective Amendment. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of Euclid Advisors LLC, the Adviser, reference is made to the Adviser's current Form ADV (SEC File No. 801-54263) filed under the Investment Advisers Act of 1940 and incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER
    (a) Equity Planning also serves as the principal underwriter for the following other investment companies:


    Phoenix-Aberdeen Series Fund, Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Duff & Phelps Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix-Euclid Funds, Phoenix-Goodwin California Tax Exempt Bonds, Inc., Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc., Phoenix-Goodwin Multi-Sector Short Term Bond Fund, Phoenix Investment Trust 97, Phoenix-Multi-Portfolio Fund, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix-Oakhurst Strategic Allocation Fund, Inc., Phoenix Strategic Equity Series Fund, Phoenix-Zweig Trust, Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account and PHL Variable Separate Account MVA1.


    (b) Directors and executive officers of Phoenix Equity Planning Corporation are as follows:


              NAME AND PRINCIPAL                               POSITION AND OFFICES                     POSITION AND OFFICES
               BUSINESS ADDRESS                                  WITH DISTRIBUTOR                          WITH REGISTRANT
               ----------------                                  ----------------                          ---------------

Michael E. Haylon                                     Director                                      Executive Vice President
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480


Philip R. McLoughlin                                  Director and President                        None
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480

William R. Moyer                                      Director, Senior Vice President,              Executive Vice President
100 Bright Meadow Blvd.                               Chief Financial Officer and Treasurer
P.O. Box 2200
Enfield, CT 06083-2200


John F. Sharry                                        President,                                    Executive Vice President
100 Bright Meadow Blvd.                               Retail Distribution
P.O. Box 2200
Enfield, CT 06083-2200


Leonard J. Saltiel                                    Managing Director,                            None
56 Prospect St.                                       Operations and Service
P.O. Box 150480
Hartford, CT 06115-0480


              NAME AND PRINCIPAL                               POSITION AND OFFICES                     POSITION AND OFFICES
               BUSINESS ADDRESS                                  WITH DISTRIBUTOR                          WITH REGISTRANT
               ----------------                                  ----------------                          ---------------


G. Jeffrey Bohne                                      Vice President                                None
101 Munson Street
P.O. Box 810
Greenfield, MA 01302-0810


Nancy G. Curtiss                                      Vice President and Treasurer,                 Treasurer
56 Prospect St.                                       Fund Accounting
P.O. Box 150480
Hartford, CT 06115-0480


Thomas N. Steenburg                                   Vice President, Counsel and                   Senior Vice President
56 Prospect St.                                       Secretary
P.O. Box 150480
Hartford, CT 06115-0480


Jacqueline M. Porter                                  Assistant Vice President,                     Assistant Treasurer
56 Prospect Street                                    Financial Reporting
P.O. Box 150480
Hartford, CT 06115-0480

    (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
    All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of (1) the Registrant at 900 Third Avenue, 31st Floor, New York, New York 10022. (2) Phoenix-Euclid Advisors, LLC, at 900 Third Avenue, New York, New York 10022. (3) State Street Bank and Trust Company, at 1776 Heritage Drive, North Quincy, Massachusetts 02171-2197. (4) Registrant's Transfer Agent, Phoenix Equity Planning Corporation, at 100 Bright Meadow Boulevard, Enfield, CT 06082.

ITEM 29. MANAGEMENT SERVICES
    Not applicable.

ITEM 30. UNDERTAKINGS
    Not applicable.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 29th day of December, 1999.


                                         PHOENIX-EUCLID FUNDS

ATTEST:                                  By: /s/ EUGENE J. GLASER
                                             -----------------------------------

                                                 EUGENE J. GLASER,
                                                 CHIEF EXECUTIVE OFFICER

    Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on this 29th day of December, 1999.


            Signature                                            Title
            ---------                                            -----

       /s/ James Balog*                                 Trustee
       -----------------------------------------
       James Balog


       /s/ Claire B. Benenson*                          Trustee
       -----------------------------------------
       Claire B. Benenson

       /s/ Nancy G. Curtiss                             Treasurer (Principal
       -----------------------------------------        Account Officer)
       Nancy G. Curtiss


       /s/ S. Leland Dill*                              Trustee
       -----------------------------------------
       S. Leland Dill


       /s/ Eugene J. Glaser                             Chairman,
       -----------------------------------------        Chief Executive Officer
       Eugene J. Glaser                                 and Trustee


       /s/ Donald B. Romans*                            Trustee
       -----------------------------------------
       Donald B. Romans*


*By /s/ Eugene J. Glaser
    --------------------------------------------
*   Eugene J. Glaser by Power of Attorney

                                      S-1